As filed with the SEC on April 27, 2018

Registration No. 333-141878

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 13	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 97	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

100 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

100 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2018, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Prospectus

Fidelity Growth and Guaranteed Income® Annuity

Introduction

This prospectus describes a single premium deferred variable annuity contract with a guaranteed withdrawal for life benefit (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). All guarantees described in the Contract are subject to the claims paying ability of FILI. We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments.

The Contract may be owned by one or two individuals. A Contract may also be owned by a trust that exists for the benefit of one or two individuals. You, the Owner or Owners, may purchase a Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2018. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 33.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US:

Nationally  1-800-544-2442

Date: April 30, 2018

Investment Options

You may currently direct your money to one or both of two available variable subaccounts (the "Investment Options"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future and limit the percent of any allocation to an Investment Option.

One subaccount invests solely in the Fidelity VIP Balanced Portfolio. The other invests solely in the Fidelity VIP FundsManager® 60% Portfolio.

The Fidelity VIP Balanced Portfolio is managed by Fidelity Management & Research Company ("FMR"). The Fidelity VIP FundsManager® 60% Portfolio is managed by FMR Co., Inc. an affiliate of FMR.

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Prospectus Contents

Glossary	iii
Fee Table	v
Summary of the Contract	1
Facts About FILI, the Variable Account, and the Funds
FILI	4
The Variable Account	4
Financial Statements	5
The Funds	5
Facts About the Contract
Purchase of a Contract	5
Application and Purchase Payment	6
Free Look Privilege	6
Investment Allocation of Your Purchase Payment	7
Making Exchanges Among Investment Options	7
Accumulation Units	9
Withdrawals	9
Guaranteed Withdrawal Benefit for Life	10
Systematic Withdrawal Program	13
Postponement of Payment	14
Signature Guarantee or Customer Authentication	14
Charges	14
Automatic Transfer to Government Money Market Investment Option Upon Due Proof of Death	15
Required Distributions On Death of Owner	15
Annuity Date	16
Annuity Income	17
Contracts Owned by Trusts	18
Abandoned Property	18
Reports to Owners	18
Tax Considerations	19
Other Contract Provisions	23
Selling the Contracts	24
Special Provisions for Sales Under Sponsored Arrangements	24
More About the Investment Options and the Funds
Changes in Investment Options	25
Total Return for an Investment Option	25
Voting Rights	25
Resolving Material Conflicts	26
Litigation	26
Appendix A: Guaranteed Withdrawal Benefit for Life Examples	27
Appendix B: Table of Accumulation Unit Values	29
Appendix C: Table of Accumulation Unit Values	31
Table of Contents of the Statement of Additional Information	33

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount ("GWB Amount") - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1/2.

Guaranteed Withdrawal Benefit Value ("GWB Value") - The value we use to determine your GWB Amount.

Investment Options - The Subaccounts of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract's Free Look Period where your Contract will be invested entirely in the Government Money Market Investment Option if your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment.

Non-qualified Contract - A contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - also "You" or "Your" - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

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Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning or surrendering the Contract, not including Fund fees and expenses.

Contract Owner Transaction Expenses
Surrender Fees (as a percentage of amount surrendered during first 5 Contract Years)[1]	2%
Premium Taxes (as a percentage of Contract Value or Purchase Payment)[2]	0	% - 3.5%

The following table describes the fees and expenses that you will pay periodically while you own your Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk ("M&E") Charge
For Contracts with 1 Annuitant	1.00%[3]
For Contracts with 2 Annuitants	1.15%[3]
Administrative Charge	0.25%
Total Separate Account Annual Fees
For Contracts with 1 Annuitant	1.25%[4]
For Contracts with 2 Annuitants	1.40%[4]

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.28%	0.79%

1  Surrender Charge will not apply to GWB Amounts or amounts withdrawn pursuant to a systematic withdrawal program to meet required minimum distributions under the Code.

2  Premium tax rate varies by state and the type of Contract you own.

3  For Contracts purchased prior to 1/1/2009, the M&E Charge is 0.85% for Contracts with 1 Annuitant and 1.00% for Contracts for 2 Annuitants.

4  For Contracts purchased prior to 1/1/2009, the Total Separate Account Annual Fees is 1.10% for Contracts with 1 Annuitant and 1.25% for Contracts with 2 Annuitants.

5  The expenses shown do not reflect any fee waivers or expense reimbursements. The advisers and /or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below certain specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.28% and 0.74% respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The annual operating expenses provided are based on estimated expenses.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes your investment has a 5% return each year. The Example reflects the impact of Surrender Fees, Total Separate Account Annual Expenses of 1.40%, and the maximum fees and expenses of any of the Funds. This Example assumes that no premium tax was deducted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below:

(a) If you surrender Your Contract at the end of the applicable time period (during the 1, 3, and 5 year periods, the entire amount surrendered is subject to the 2% surrender fee):

1 year	3 years	5 years	10 years
$428	$902	$1,404	$2,524

(b) If you annuitize at the end of the applicable period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$222	$685	$1,175	$2,524

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. Money used to fund a Qualified Contract already receives tax-deferral so this contract should not be purchased solely for this reason. For Contracts owned by individuals, all Owners must be age 85 or younger on the Contract Date. For Contracts owned by revocable grantor trusts, the Annuitant(s) must be age 85 or younger on the Contract Date. We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 59 1/2 and last for the life or lives of the Annuitant(s).

You may invest in one or both of the two Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Non-qualified Contract may be purchased with money from any source. Qualified Contracts should only be purchased with money transferred from an IRA or rolled over from a qualified plan such as a 401(a), or a 401(k) plan, a 403(b) plan, or a governmental 457(b) plan.

The Contract provides for a withdrawal benefit where you may make withdrawals of a guaranteed amount each Contract Year for the life or lives of the Annuitant(s). The amount you can withdraw under this benefit may change each year. The Contract also provides for annuity income payments to the Owner(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s) subject to certain conditions. If at any time you elect to receive annuity income payments using the Contract Value and any annuity purchase rates offered by us, the Guaranteed Withdrawal Benefit For Life feature will cease immediately.

YOU SHOULD PURCHASE THIS CONTRACT ONLY IF YOU ARE BUYING IT FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. WE OFFER, FOR A LOWER CHARGE, A SUBSTANTIALLY SIMILAR VARIABLE ANNUITY WHICH DOES NOT INCLUDE THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. Please call us at 1-800-544-2442 if you would like a prospectus for that variable annuity.

Before the Annuity Date, you may exchange your Contract for any immediate annuity contract we then offer.

Minimum Purchase Payment Amount

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. Additional Purchase Payments are not allowed. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. In general, the aggregate value of all the proceeds must be at least $25,000.

We currently limit the amount of any Purchase Payment to $3,000,000 without our prior approval. We reserve the right to reject any Purchase Payment. We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time prior to the Annuity Date. See Withdrawals on page 9.

The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 triggers the commencement of the Guaranteed Withdrawal Benefit for Life feature. You may then withdraw a Guaranteed Withdrawal Benefit Amount ("GWB Amount") each Contract Year until there is no longer any living Annuitant. The GWB Amount may change each Contract Year. See Guaranteed Withdrawal Benefit For Life on page 10.

Withdrawals taken during the first five (5) Contract Years will be subject to a Surrender Charge unless (1) the withdrawal is taken under the Guaranteed Withdrawal Benefit For Life feature, (2) the withdrawal is taken to comply with the required minimum distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) as a required distribution following the death of an Owner. If you withdraw all of your Contract Value, the Contract will end unless you are eligible to receive withdrawals under the Guaranteed Withdrawal Benefit For Life feature.

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The Contract Value is before any deductions for any Surrender Charge we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 19.

Guaranteed Withdrawal Benefit For Life

Under this benefit, you are eligible to take one or more withdrawals up to the GWB Amount each Contract Year starting when the youngest Annuitant reaches age 59 1/2. The GWB Amount may change each year. You are eligible to take the GWB Amount each Contract Year until there is no longer any living Annuitant.

On each Contract Anniversary following your first GWB Amount withdrawal, we determine a GWB Amount for the ensuing Contract Year. We do this by multiplying a percentage, called a "Withdrawal Percentage", by a value called the Guaranteed Withdrawal Benefit Value ("GWB Value"). The Withdrawal Percentage will be a percentage between 4.5% and 7%. We will set the Withdrawal Percentage for your Contract the first time you take a withdrawal after the youngest Annuitant reaches age 59 1/2. The Withdrawal Percentage will be based on the age and number of Annuitants. On the Contract Date, the GWB Value equals your Purchase Payment. The GWB Value may increase from one Contract Year to the next. On each Contract Anniversary before the oldest Annuitant turns 85, the GWB Value will be compared to the Contract Value and if the Contract Value is greater than the GWB Value, the GWB Value will be increased to equal the Contract Value. If the New York Stock Exchange is closed on a Contract Anniversary, the Contract Value as determined as of the end of the next day the New York Stock Exchange is open will be used. The GWB Value may also decrease under certain conditions. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1/2 may significantly reduce the value of this benefit. See Guaranteed Withdrawal Benefit For Life on page 10 and the examples shown in Appendix A.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an owner, we limit joint ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant. See Required Distributions on Death of Owner on page 15.

Annuity Income

For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own.

You may elect to receive annuity income payments under any of our available annuity income options. The Contract offers two annuity income options:

(1)  You may receive the greater of (a) or (b) where (a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and (b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary, and

(2)  You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option. See Conversion of GWB Amount Payments on page 13.

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. For example, on your Annuity Date, the refund feature under Annuity Income option (1) may be unavailable and any guarantee period under any annuity income option may be limited to the life expectancy of the Annuitant(s) as determined by federal income tax regulations. See Annuity Date on page 16.

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Death Of Owner(s) And Last Surviving Annuitant

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. If the Contract only has one Owner and joint Annuitants, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option when we receive due proof of death of the last surviving Annuitant. See Automatic Transfer to the Government Money Market Investment Option Upon Due Proof Of Death on page 15.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value. See Required Distributions On Death of Owner on page 15.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

If the Contract has more than one Owner and the surviving Owner is a spouse of the Owner at time of death, the surviving Owner may continue the Contract and all terms and conditions of the Contract will remain in force.

If an Owner dies, we will not make annuity income payments to the Owner(s) even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own. See Required Distributions On Death of Owner on page 15.

Surviving Owner or Annuitant

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies) has the right to the Contract Value.

If all the Owners (or Annuitants in the case of Contracts owned by a trust and Qualified Contracts) die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is a surviving Owner and/or a surviving Annuitant may continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday as long as the Owner dies before the original Annuity Date. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner on page 15.

Charges

You will incur the following charges in connection with the Contracts.

(1)  Mortality and Expense Risk Charge. For a Contract with two Annuitants on the Contract Date, we assess a daily charge against each Contract's assets at an annual rate of 1.15%1. For a Contract with one Annuitant on the Contract Date, the annual rate is 1.00%1.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%.

(3)  Surrender Charge. We assess a 2% Surrender Charge on Withdrawals during the first five Contract Years. A Surrender Charge will not apply to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature, (2) taken to comply with the required minimum distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4)  Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges on page 14.

(5)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

1  For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

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(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page 22.

For further information about fees and expenses generally, see Charges on page 14.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

You have the right to cancel the purchase of your Contract for at least ten days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". The time you have to return your Contract may be longer, depending on the state where you purchase the Contract and other factors.

Some states allow us to refund your Contract Value plus any deductions made for premium taxes. Other states require that we return at least your Purchase Payment for at least a portion of the Free Look Period.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Government Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. This is called the Money Market Period. Then at the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. Together with your Contract, we will notify you of the date on which your Free Look Period ends. If you cancel the Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, then money you allocate to the Investment Options will be invested in your selected Investment Options beginning on the Contract Date.

See Free Look Privilege on page 6.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

Facts About FILI, the Variable Account, and the Funds

FILI

FILI is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

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We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI may be found in the Statement of Additional Information.

THE FUNDS

There are currently two available Investment Options in the Variable Account. In addition, the Contract also provides for a Government Money Market Investment Option, which your Purchase Payment may be allocated to only during the Free Look Period or following the death of the last surviving Owner or Annuitant. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option invests in Investor Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company

VIP refers to Variable Insurance Products

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

Generally, you may purchase a Qualified Contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a Non-qualified Contract with money from any source.

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To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. The total value of all the proceeds must be at least $25,000.

All Annuitant(s) must be age 85 or younger.

APPLICATION AND PURCHASE PAYMENT

Once we receive your completed application in a form acceptable to us, we will apply the Purchase Payment to the purchase of a Contract within two business days after we receive the application and Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. An application will not be acceptable to us if there is any missing, inconsistent or undecipherable information that would not allow us to review and process your application and apply your Purchase Payment. The date that we credit your Purchase Payment and your Contract becomes effective is called the Contract Date. Additional Purchase Payments are not allowed. If more than one annuity contract or life insurance policy is being exchanged, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. When you are purchasing a Contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your Contract Date will be the day we first receive proceeds from your existing annuity contract or life insurance policy or from any source.

We reserve the right to revoke the Contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received after 90 days of the Contract Date. If the Contract is revoked, we will return the Contract Value without application of any Surrender Charges.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will notify you of the date on which your Free Look Period ends.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Government Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. At the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, then you will be invested in your selected Investment Options beginning on the Contract Date. For administration purposes, we reserve the right to process any investment allocation during the Free Look Period through the Government Money Market Investment Option even if your Contract is Non-qualified and state law requires that we return an amount based on your Contract Value.

If you have exchanged more than one annuity contract or life insurance policy for the Contract or are funding the Purchase Payment for the Contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Government Money Market Investment Option if your Contract is either a Qualified Contract or state law requires that we return at least the amount of your Purchase Payment. If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, we will invest the proceeds in your selected Investment Options when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested according to your most recent allocation instructions unless the Money Market Period, if applicable, has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the Contract.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable

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state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

You choose how to allocate your Purchase Payment among the available Investment Options and the percentage to be allocated to each. During the Contract's Free Look Period, we reserve the right to allocate your Purchase Payment to the Government Money Market Investment Option if your Contract is either a Non-qualified Contract issued in a state that requires a return of Purchase Payment or a Qualified Contract. We will allocate the value of your Contract to the Government Money Market Investment Option for a limited time following the death of the last surviving Owner or Annuitant. You may not choose to allocate your Purchase Payment or Contract Value to the Government Money Market Investment Option at any time. See Automatic Transfer To The Government Money Market Investment Option Upon Due Proof Of Death on page 15 and Free Look Privilege on page 6.

You choose the allocation of your Purchase Payment on the application. Depending on the state in which your Contract is delivered, amounts may be invested solely in the Government Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the available Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract Owners may be required to provide additional information about those requests by other means, including via fax or a website. It is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in Frequent Trading Monitoring and Restriction Procedures on page 9.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Investment Options as described below in Frequent Trading Monitoring and Restriction Procedures on page 9.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

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We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

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Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

•  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR or one of its affiliates.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When your Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option on page 25.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value.

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We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See Guaranteed Withdrawal Benefit For Life on page 10.

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

Partial withdrawals before the youngest Annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See Guaranteed Withdrawal Benefit For Life on page 10.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $25,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations on page 19.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment on page 14.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

When the youngest Annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of the amount in your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an Owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant at time of application. Federal tax law does not extend the same continuation rights to civil union partners. See Required Distributions on Death of Owner on page 15.

No benefit is payable until the youngest Annuitant reaches age 59 1/2. The Annuitant(s) will be shown on the Contract's Specification Page. The Annuitant(s) may not be changed after the Contract Date.

•  GWB Amount

Your first withdrawal after the youngest Annuitant reaches age 59 1/2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB

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Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

Before the youngest Annuitant reaches the age of 59 1/2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage that will never change.

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

Youngest Annuitant's Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2 - 64	5%	4.5%
65 - 69	5%	5.0%
70 - 79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1/2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract.

On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1/2 by the GWB Value on that same Contract Anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. In addition, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix A for examples of how your GWB Amount is calculated.

•  GWB Value

The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in Accumulation Units on page 9. The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1/2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1/2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1/2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced. See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the New York Stock Exchange is closed on a Contract Anniversary, the Contract Value as determined as of the end of the next day the New York Stock Exchange is open will be used. If the Contract has joint

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Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving Annuitant's age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

•  Withdrawals Before Youngest Annuitant Reaches Age 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1/2. If you make a withdrawal before the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1) At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

(2) Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

•  Withdrawals in Excess of Annual GWB Amount

If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for that Contract Year ("excess Gross Withdrawal") by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1) Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2) Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5) Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that

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Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be $1,087 ($21,740 multiplied by 5%).

If the Contract is a Qualified Contract and you elect to receive your required minimum distributions under the Code through our Systematic Withdrawal Process described in Systematic Withdrawal Program on page 13, the reference to GWB Amount in (1), (2) and (3) above shall mean "the greater of the GWB Amount or any required minimum distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your required minimum distribution in a way other than through our Systematic Withdrawal Program and your required minimum distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

Any Premium Tax amount that we deduct from your Contract Value will not be treated as a Withdrawal in Excess of Annual GWB Amount.

See Appendix A for additional examples of GWB Value increases and decreases.

•  Conversion of GWB Amount Payments

We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next Contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount on page 12 and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to required minimum distributions ("RMD") under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program so that we do not treat that part of your RMD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount on page 12. In order to receive the greater of your eligible GWB Amount or RMD, you must agree to the following conditions.

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(1)  You must elect to receive the greater of the GWB Amount and the RMD on a Systematic Withdrawal basis and you authorize us to calculate the RMD for you.

(2)  The RMD for a calendar year will be determined by us exclusively from the Contract Value.

(3)  No RMD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e. Contract Date).

(4)  If the Contract was purchased prior to your reaching age 70 1/2, your first RMD must be withdrawn in the calendar year in which you reach age 70 1/2 even though the Code allows you to delay your first RMD until April 1st of the calendar year following the year you reach age 70 1/2. We require this so that only one calendar year's RMD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

(5)  If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the RMD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount on page 12.

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the RMD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1)  Loss of account ownership;

(2)  Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an annual rate of 1.15%2. This rate will be 1.00%2 if the Contract only has one Annuitant on the Contract Date. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project.

2  For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

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The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3)  Surrender Charge. We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the required minimum distributions under the Code, and are taken as part of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax for Non-qualified Contracts before the Annuity Date. In these states the premium tax applies to the Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(5)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page 22.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO THE GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing one of the available Annuity Income Options offered through your Contract within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the same continuation rights to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

In the event a surviving Owner or a Beneficiary does not elect any of the options described above, a lump sum distribution of the Contract Value may be requested. Before we make a payment to a surviving owner or Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms.

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If there are multiple Beneficiaries, we will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will pay any Beneficiary who has provided us with required tax withholding and other forms his or her share of the Contract Value. Such payment will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law.

ANNUITY DATE

•  In General

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

The Contract offers the following Annuity Income options:

(1)  You may receive the greater of (a) or (b) where;

(a)  is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

(b)  is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2)  You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments on page 13.

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

•  Qualified Contracts

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. Annuity Income option (1) will be modified as follows:

(1)  We will pay Annuity Income according to Annuity Income option 1(b) provided annuity income exceeds your eligible GWB Amount and it qualifies under the Code. In general, the federal income tax regulations allow a Qualified Contract to offer the refund described under Annuity Income option (1)(a) and (b) only if the total future expected payments under the option exceed your Contract Value as of the Annuity Date. The total future expected payments are computed in accordance with federal income tax regulations by taking into account the total annuity income payments expected to be made over the applicable distribution period determined under the Joint and Last Survivor Table in the case of two Annuitants or the Single Life Table in the case of one Annuitant.

(2)  If we determine that total future expected payments under Annuity Income option (1)(b) will not exceed your Contract Value as of the Annuity Date, we will pay annuity income until there is no longer any living Annuitant or for the applicable distribution period under the Uniform Lifetime Table, whichever is longer, provided the annuity income amount exceeds your eligible GWB Amount.

(3)  If the annuity income amount in (2) does not exceed your eligible GWB Amount, we will pay annuity income under Annuity Income option 1(a), provided the total future expected payments under the option exceed your Contract Value as of the Annuity Date.

(4)  If we determine that the total future expected payments under Annuity Income option 1(a) will not exceed your Contract Value as of the Annuity Date, we will pay your eligible GWB Amount as Annuity Income until there is no longer any living Annuitant or, if longer, for

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a period not to exceed the lesser of your Contract Value as of the Annuity Date divided by your eligible GWB Amount and the applicable distribution period under the Uniform Lifetime Table.

If Annuity Income option (2) is selected by you and your Contract is a Qualified Contract, the 120 monthly payments will be limited to the applicable distribution period under the Uniform Lifetime Table.

We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

The Single Life Table, Joint and Last Survivor Table, and Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Annuitant elected to continue the Contract as his or her own. As long as the Owner's death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday. If the Contract has been inactive and under applicable state law could be considered abandoned property, we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner on page 15.

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date.

All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date.

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If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

The Owner(s) may not change the Annuitant(s) at any time during the Contract.

The Owner's estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner's estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner's estate. The Beneficiary or the estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 95th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

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TAX CONSIDERATIONS

•  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

•  Tax Deferral During Accumulation Period

Under existing provisions of the Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to

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"nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

•  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $25,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and payments following the death of an Owner must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

•  Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

The taxable portion of a distribution is taxed as ordinary income.

•  Taxes on Surrender of the Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

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•  Taxes on Partial Withdrawals

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Annuity Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

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•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Other Tax Information

In the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which required minimum annuity or payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts on page 21.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

•  FILI's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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OTHER CONTRACT PROVISIONS

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint Ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Investment Options.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate the Purchase Payment among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

2.  Annuitant(s). You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant's age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page 13, we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page 13, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract has a joint Annuitant, the joint Annuitant will be treated as the primary Beneficiary over any other named Beneficiaries.

If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable or which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

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After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a person may be transferred to a person's spouse; (c) a Contract owned by one or two individual(s) may be transferred to a trust of which the individual(s) is(are) the grantor(s) and (d) a Contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant's death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917 and FDC is 100 Salem Street, Smithfield, RI 02917.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of the Minimum Purchase Payment

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

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More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)  the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page v of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

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We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Appendix A: Guaranteed Withdrawal Benefit for Life Examples

Example 1.

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2.

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 - $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [$100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [$92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3.

Assume your Contract has one Annuitant who is currently age 84 and you made a $100,000 Purchase Payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of required minimum distributions (RMD's) and the impact to the contract of taking the RMD's under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your required minimum distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

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Example 4.

To satisfy your RMD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on page 13 of this prospectus to receive the greater of your GWB Amount and your RMD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [$100,000 multiplied by .0031]).

Example 5.

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or RMD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your RMD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your RMD as shown on page 13 of this prospectus have been met.

Example 6.

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your RMD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your RMD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your RMD was taken through our SWP program. We have assumed that all of the conditions for receiving an RMD exception as shown on page 13 of the prospectus have been met.

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Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.10% for one Annuitant and 1.25% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	15.39	17.70	29,604,495
2016	14.52	15.39	33,913,755
2015	14.60	14.52	39,206,110
2014	13.40	14.60	42,462,291
2013	11.33	13.40	45,957,404
2012	9.97	11.33	50,275,303
2011	10.46	9.97	53,367,944
2010	8.97	10.46	57,313,134
2009	6.55	8.97	60,718,552
2008	10.03	6.55	62,778,253

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	15.17	17.42	15,713,516
2016	14.33	15.17	17,124,289
2015	14.44	14.33	19,183,521
2014	13.27	14.44	20,299,237
2013	11.24	13.27	21,967,121
2012	9.90	11.24	23,830,330
2011	10.41	9.90	24,985,212
2010	8.94	10.41	25,987,863
2009	6.54	8.94	27,021,200
2008	10.03	6.54	26,684,286

Fidelity VIP FundsManager® 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	13.47	15.59	19,603,696
2016	13.00	13.47	22,427,542
2015	13.09	13.00	25,872,535
2014	12.56	13.09	28,751,331
2013	10.70	12.56	31,804,100
2012	9.70	10.70	35,249,766
2011	10.01	9.70	37,863,165
2010	8.91	10.01	40,826,754
2009	7.35	8.91	43,813,193
2008	10.17	7.35	44,018,089

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29

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	13.28	15.35	12,474,383
2016	12.84	13.28	14,304,048
2015	12.95	12.84	15,956,966
2014	12.44	12.95	17,300,988
2013	10.62	12.44	19,091,295
2012	9.64	10.62	20,744,363
2011	9.96	9.64	22,338,517
2010	8.88	9.96	23,595,730
2009	7.34	8.88	25,083,223
2008	10.16	7.34	24,357,272

Fidelity VIP Government Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	9.57	9.52	348,132
2016	9.66	9.57	331,920
2015	9.76	9.66	362,400
2014	9.87	9.76	101,351
2013	9.98	9.87	207,219
2012	10.08	9.98	131,587
2011	10.18	10.08	261,864
2010	10.27	10.18	238,306
2009	10.31	10.27	96,604
2008	10.12	10.31	1,441,677

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	9.43	9.38	112,852
2016	9.53	9.43	7,511
2015	9.65	9.53	558
2014	9.78	9.65	0
2013	9.90	9.78	11,628
2012	10.01	9.90	11,628
2011	10.13	10.01	3,437
2010	10.23	10.13	6,878
2009	10.29	10.23	7,685
2008	10.12	10.29	1,117,901

Any Subaccounts that were not part of the Variable Account in 2017 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

GMWB

30

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.25% for one Annuitant and 1.40% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	26.56	30.50	2,940,415
2016	25.09	26.56	3,290,281
2015	25.28	25.09	3,692,475
2014	23.23	25.28	3,956,045
2013	19.68	23.23	4,280,838
2012	17.33	19.68	4,395,124
2011	18.23	17.33	4,606,125
2010	15.64	18.23	4,687,970
2009	11.68	15.64	4,817,291

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	26.23	30.08	2,604,934
2016	24.82	26.23	2,744,876
2015	25.04	24.82	3,095,059
2014	23.05	25.04	3,271,577
2013	19.56	23.05	3,427,506
2012	17.25	19.56	3,457,835
2011	18.17	17.25	3,535,165
2010	15.62	18.17	3,482,470
2009	11.68	15.62	3,559,178

Fidelity VIP FundsManager® 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	20.03	23.14	5,800,927
2016	19.36	20.03	6,744,453
2015	19.52	19.36	7,601,670
2014	18.76	19.52	8,442,133
2013	16.01	18.76	9,232,997
2012	14.53	16.01	9,746,246
2011	15.02	14.53	10,255,723
2010	13.38	15.02	10,911,981
2009	11.20	13.38	11,485,720

GMWB

31

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	19.79	22.82	5,423,192
2016	19.15	19.79	6,287,529
2015	19.34	19.15	6,976,598
2014	18.61	19.34	7,421,319
2013	15.91	18.61	8,233,921
2012	14.46	15.91	8,624,450
2011	14.97	14.46	8,937,497
2010	13.36	14.97	9,356,968
2009	11.20	13.36	9,593,708

Fidelity VIP Government Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	9.17	9.12	235,182
2016	9.27	9.17	37,641
2015	9.39	9.27	75,109
2014	9.51	9.39	56,729
2013	9.62	9.51	37,076
2012	9.74	9.62	9,316
2011	9.85	9.74	0
2010	9.95	9.85	0
2009	10.01	9.95	0

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	9.06	8.99	0
2016	9.17	9.06	0
2015	9.30	9.17	0
2014	9.43	9.30	0
2013	9.56	9.43	34,732
2012	9.69	9.56	0
2011	9.82	9.69	0
2010	9.94	9.82	0
2009	10.01	9.94	0

Any Subaccounts that were not part of the Variable Account in 2017 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

GMWB

32

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3

GMWB-PRO-0418
1.850778.112

GMWB

33

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INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of the modified single premium deferred variable annuity Contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal of tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS") and is therefore subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from a IRA account or another IRA annuity.

4.  Subsequent contributions will not be accepted although the single premium for the Contract may be paid from different sources described in paragraph 3 above and received by us on different dates.

5.  No deduction is allowed for a rollover contribution.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is part of a series of substantially equal periodic payments over your life (of life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (4) satisfies some other specified exception to the penalty law.

10.  The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (of the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectance (or the joint life expectancy of the owner and his or her designated

FGGI IRA

Not Part of the Prospectus

beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner' spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period or the amount of any refund feature under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11.  Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13.  The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14.  Further information concerning IRA and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15.  The Contract may cease to be an IRA because of a prohibited transaction. Generally, a prohibited transaction is any improper use of the Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year. You must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16.  The value of your investment will depend on how you allocate your Purchase Payment to the available Investment Options and the actual investment performance of the Investment Options you choose. No minimum Contract Value is guaranteed. The Contract provides for a withdrawal benefit (Guaranteed Withdrawal Benefit For Life feature) where you may make withdrawals of a guaranteed amount each Contract Year starting when the youngest Annuitant turns 59 1/2. The amount you can withdraw under this benefit depends on the age and number of Annuitants at the time of first withdrawal following the youngest Annuitant turning 59 1/2. In general, the guaranteed amount will not decrease unless you withdraw more than the allowable guaranteed amount during a Contract Year. See your prospectus for a more detailed description.

17.  As further described in the prospectus, the following are all the charges that FILI currently makes:

(a)  Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 0.25%.

(b)  Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 1.15%1 if the Contract has two Annuitants on the Contract Date. For a Contract with only one Annuitant on the Contract Date, the annual rate is 1.00%1.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FGGI IRA

Not Part of the Prospectus

2

(d)  Surrender Charge

FILI will assess a 2% Surrender Charge on withdrawals during the first five Contract Years. No Surrender Charge is applied to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature; or (2) taken to comply with the required minimum distributions and are taken as part of a Systematic Withdrawal Program offered by FILI; or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

1  For contracts purchased prior to 1/1/2009 a daily charge equivalent to an annual rate of 1.00% is deducted if the contract has two annuitants and 0.85% if the contract has one annuitant.

FGGI IRA

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY GROWTH AND GUARANTEED INCOME® ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2018 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

GMWB-PTB-0418
1.850779.112

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page v in the Fee Table of the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the same continuation rights to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2017 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

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Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2017

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$204,863	$1,078,246	$89,780	$392,093	$419,454	$346,675	$473,433	$347,822
Receivable from FILI	21	—	53	—	219	—	131	1
Total assets	204,884	1,078,246	89,833	392,093	419,673	346,675	473,564	347,823
Liabilities:
Payable to FILI	—	1	—	1	—	—	—	—
Total net assets	$204,884	$1,078,245	$89,833	$392,092	$419,673	$346,675	$473,564	$347,823
Net Assets:
Fidelity Retirement Reserves	$190,649	$—	$70,203	$—	$365,047	$—	$431,228	$—
Fidelity Income Advantage	14,235	—	19,630	—	54,626	—	42,336	—
Fidelity Personal Retirement	—	1,071,690	—	392,092	—	346,675	—	347,823
Fidelity Freedom Lifetime Income	—	37	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	6,518	—	—	—	—	—	—
Total net assets	$204,884	$1,078,245	$89,833	$392,092	$419,673	$346,675	$473,564	$347,823
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	9,169	—	1,282	—	3,142	—	2,855	—
Unit Value	$20.79	$—	$54.78	$—	$116.16	$—	$151.06	$—
Fidelity Income Advantage:
Units Outstanding	710	—	371	—	487	—	290	—
Unit Value	$20.03	$—	$52.76	$—	$111.88	$—	$145.49	$—
Fidelity Personal Retirement:
Units Outstanding	—	100,485	—	21,313	—	14,877	—	11,613
Highest Value	$—	$11.38	$—	$24.75	$—	$35.99	$—	$44.30
Lowest Value	$—	$9.98	$—	$15.74	$—	$21.80	$—	$28.63
Fidelity Freedom Lifetime Income:
Units Outstanding	—	3	—	—	—	—	—	—
Unit Value	$—	$10.89	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	583	—	—	—	—	—	—
Highest Unit Value	$—	$9.52	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.12	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	113	—	—	—	—	—	—
Highest Unit Value	$—	$9.38	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$8.99	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$96,561	$279,058	$189,247	$700,813	$220,266	$189,009
Receivable from FILI	28	—	53	—	84	—
Total assets	96,589	279,058	189,300	700,813	220,350	189,009
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$96,589	$279,058	$189,300	$700,813	$220,350	$189,009
Net Assets:
Fidelity Retirement Reserves	$86,586	$—	$148,408	$—	$187,371	$—
Fidelity Income Advantage	10,003	—	40,892	—	32,979	—
Fidelity Personal Retirement	—	279,058	—	700,813	—	189,009
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$96,589	$279,058	$189,300	$700,813	$220,350	$189,009
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,592	—	3,427	—	3,094	—
Unit Value	$54.38	$—	$43.31	$—	$60.55	$—
Fidelity Income Advantage:
Units Outstanding	191	—	979	—	565	—
Unit Value	$52.38	$—	$41.71	$—	$58.32	$—
Fidelity Personal Retirement:
Units Outstanding	—	15,154	—	47,653	—	9,760
Highest Value	$—	$24.79	$—	$16.38	$—	$24.37
Lowest Value	$—	$17.98	$—	$12.66	$—	$17.31
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$2,712,149	$72,634	$106,975	$944,361	$1,346,901	$164,813	$2,542,316
Receivable from FILI	223	58	—	305	—	109	—
Total assets	2,712,372	72,692	106,975	944,666	1,346,901	164,922	2,542,316
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$2,712,372	$72,692	$106,975	$944,666	$1,346,901	$164,922	$2,542,316
Net Assets:
Fidelity Retirement Reserves	$488,828	$59,183	$—	$849,282	$—	$127,033	$—
Fidelity Income Advantage	64,687	13,509	—	95,384	—	37,889	—
Fidelity Personal Retirement	2,158,857	—	106,975	—	1,346,901	—	1,576,675
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	965,641
Total net assets	$2,712,372	$72,692	$106,975	$944,666	$1,346,901	$164,922	$2,542,316
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,904	1,423	—	8,816	—	3,705	—
Unit Value	$82.78	$41.59	$—	$96.33	$—	$34.29	$—
Fidelity Income Advantage:
Units Outstanding	809	336	—	1,025	—	1,144	—
Unit Value	$79.73	$40.06	$—	$92.78	$—	$33.02	$—
Fidelity Personal Retirement:
Units Outstanding	77,045	—	5,117	—	49,353	—	66,708
Highest Value	$39.47	$—	$28.21	$—	$39.20	$—	$33.37
Lowest Value	$27.09	$—	$19.42	$—	$25.77	$—	$20.98
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	32,545
Highest Value	$—	$—	$—	$—	$—	$—	$30.50
Lowest Value	$—	$—	$—	$—	$—	$—	$17.70
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	18,318
Highest Value	$—	$—	$—	$—	$—	$—	$30.08
Lowest Value	$—	$—	$—	$—	$—	$—	$17.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$22,250	$108,387	$129,227	$213,340	$87,387	$224,576	$345,003	$579,930
Receivable from FILI	14	—	92	—	38	—	182	—
Total assets	22,264	108,387	129,319	213,340	87,425	224,576	345,185	579,930
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$22,264	$108,387	$129,319	$213,340	$87,425	$224,576	$345,185	$579,930
Net Assets:
Fidelity Retirement Reserves	$18,581	$—	$106,588	$—	$73,068	$—	$289,502	$—
Fidelity Income Advantage	3,683	—	22,731	—	14,357	—	55,683	—
Fidelity Personal Retirement	—	108,387	—	213,340	—	224,576	—	579,930
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$22,264	$108,387	$129,319	$213,340	$87,425	$224,576	$345,185	$579,930
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	560	—	2,650	—	2,184	—	5,850	—
Unit Value	$33.19	$—	$40.22	$—	$33.45	$—	$49.49	$—
Fidelity Income Advantage:
Units Outstanding	114	—	585	—	445	—	1,163	—
Unit Value	$32.25	$—	$38.74	$—	$32.21	$—	$47.75	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,776	—	7,947	—	7,258	—	21,798
Highest Value	$—	$43.40	$—	$37.72	$—	$53.70	$—	$40.48
Lowest Value	$—	$27.42	$—	$25.66	$—	$29.00	$—	$22.78
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$41,690	$86,463	$24,139	$97,020	$137,114	$490,789	$40,126	$111,672
Receivable from FILI	12	—	10	—	48	1	3	—
Total assets	41,702	86,463	24,149	97,020	137,162	490,790	40,129	111,672
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$41,702	$86,463	$24,149	$97,020	$137,162	$490,790	$40,129	$111,672
Net Assets:
Fidelity Retirement Reserves	$32,889	$—	$21,306	$—	$122,150	$—	$35,855	$—
Fidelity Income Advantage	8,813	—	2,843	—	15,012	—	4,274	—
Fidelity Personal Retirement	—	86,463	—	97,020	—	490,790	—	111,672
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$41,702	$86,463	$24,149	$97,020	$137,162	$490,790	$40,129	$111,672
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,121	—	817	—	3,196	—	1,338	—
Unit Value	$29.33	$—	$26.07	$—	$38.22	$—	$26.80	$—
Fidelity Income Advantage:
Units Outstanding	309	—	112	—	405	—	165	—
Unit Value	$28.50	$—	$25.22	$—	$36.97	$—	$25.93	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,457	—	3,812	—	12,511	—	7,097
Highest Value	$—	$50.74	$—	$27.72	$—	$76.84	$—	$21.66
Lowest Value	$—	$24.26	$—	$22.30	$—	$33.22	$—	$14.60
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$118,664	$536,505	$40,154	$172,892	$40,050	$153,816	$19,966	$113,709
Receivable from FILI	53	—	8	—	13	1	18	—
Total assets	118,717	536,505	40,162	172,892	40,063	153,817	19,984	113,709
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$118,717	$536,505	$40,162	$172,892	$40,063	$153,817	$19,984	$113,709
Net Assets:
Fidelity Retirement Reserves	$104,361	$—	$35,599	$—	$34,185	$—	$16,726	$—
Fidelity Income Advantage	14,356	—	4,563	—	5,878	—	3,258	—
Fidelity Personal Retirement	—	536,505	—	172,892	—	153,817	—	113,709
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$118,717	$536,505	$40,162	$172,892	$40,063	$153,817	$19,984	$113,709
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,377	—	2,067	—	704	—	535	—
Unit Value	$43.90	$—	$17.22	$—	$48.55	$—	$31.24	$—
Fidelity Income Advantage:
Units Outstanding	337	—	273	—	125	—	107	—
Unit Value	$42.47	$—	$16.66	$—	$46.96	$—	$30.22	$—
Fidelity Personal Retirement:
Units Outstanding	—	13,485	—	9,140	—	4,777	—	3,719
Highest Value	$—	$55.80	$—	$37.24	$—	$48.94	$—	$53.92
Lowest Value	$—	$38.20	$—	$14.83	$—	$27.90	$—	$29.76
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$37,177	$169,524	$75,189	$989,993	$23,536
Receivable from FILI	17	—	33	—	6
Total assets	37,194	169,524	75,222	989,993	23,542
Liabilities:
Payable to FILI	—	—	—	—	—
Total net assets	$37,194	$169,524	$75,222	$989,993	$23,542
Net Assets:
Fidelity Retirement Reserves	$32,754	$—	$64,131	$—	$20,472
Fidelity Income Advantage	4,440	—	11,091	—	3,070
Fidelity Personal Retirement	—	169,524	—	989,993	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$37,194	$169,524	$75,222	$989,993	$23,542
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	916	—	3,153	—	980
Unit Value	$35.74	$—	$20.34	$—	$20.89
Fidelity Income Advantage:
Units Outstanding	127	—	559	—	150
Unit Value	$34.72	$—	$19.79	$—	$20.37
Fidelity Personal Retirement:
Units Outstanding	—	7,330	—	58,613	—
Highest Value	$—	$50.38	$—	$20.28	$—
Lowest Value	$—	$20.79	$—	$14.00	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$258,783	$20,961	$137,463	$12,017
Receivable from FILI	—	12	—	2
Total assets	258,783	20,973	137,463	12,019
Liabilities:
Payable to FILI	—	—	—	—
Total net assets	$258,783	$20,973	$137,463	$12,019
Net Assets:
Fidelity Retirement Reserves	$—	$18,288	$—	$12,019
Fidelity Income Advantage	—	2,685	—	—
Fidelity Personal Retirement	258,783	—	137,463	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$258,783	$20,973	$137,463	$12,019
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	802	—	768
Unit Value	$—	$22.79	$—	$15.64
Fidelity Income Advantage:
Units Outstanding	—	120	—	—
Unit Value	$—	$22.22	$—	$—
Fidelity Personal Retirement:
Units Outstanding	11,811	—	5,510	—
Highest Value	$42.10	$—	$44.98	$—
Lowest Value	$20.90	$—	$23.24	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$70,716	$7,377	$24,589	$10,577	$61,180	$25,434	$102,406
Receivable from FILI	—	—	—	—	—	1	—
Total assets	70,716	7,377	24,589	10,577	61,180	25,435	102,406
Liabilities:
Payable to FILI	—	—	—	1	—	—	—
Total net assets	$70,716	$7,377	$24,589	$10,576	$61,180	$25,435	$102,406
Net Assets:
Fidelity Retirement Reserves	$—	$7,377	$—	$10,576	$—	$25,435	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	70,716	—	24,589	—	61,180	—	102,406
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$70,716	$7,377	$24,589	$10,576	$61,180	$25,435	$102,406
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	427	—	561	—	1,289	—
Unit Value	$—	$17.28	$—	$18.86	$—	$19.73	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	4,491	—	1,404	—	3,136	—	5,038
Highest Value	$16.88	$—	$21.22	$—	$23.55	$—	$24.72
Lowest Value	$13.76	$—	$15.60	$—	$16.99	$—	$17.62
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$25,268	$199,123	$18,342	$202,277	$20,894	$199,210
Receivable from FILI	1	—	1	—	—	—
Total assets	25,269	199,123	18,343	202,277	20,894	199,210
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$25,269	$199,123	$18,343	$202,277	$20,894	$199,210
Net Assets:
Fidelity Retirement Reserves	$25,269	$—	$18,343	$—	$20,894	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	199,123	—	202,277	—	199,210
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$25,269	$199,123	$18,343	$202,277	$20,894	$199,210
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,253	—	855	—	957	—
Unit Value	$20.16	$—	$21.45	$—	$21.83	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	9,665	—	9,260	—	8,856
Highest Value	$—	$27.03	$—	$29.25	$—	$31.30
Lowest Value	$—	$18.54	$—	$19.81	$—	$20.84
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$11,980	$33,718	$29,938	$29,382	$228,375	$717,290	$1,467,691
Receivable from FILI	14	28	11	9	—	50	94
Total assets	11,994	33,746	29,949	29,391	228,375	717,340	1,467,785
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$11,994	$33,746	$29,949	$29,391	$228,375	$717,340	$1,467,785
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$25,259	$—	$50,507	$85,310
Fidelity Income Advantage	—	—	—	4,132	—	10,926	47,205
Fidelity Personal Retirement	—	—	—	—	228,375	644,150	1,208,613
Fidelity Freedom Lifetime Income	11,994	33,746	29,949	—	—	11,757	126,657
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$11,994	$33,746	$29,949	$29,391	$228,375	$717,340	$1,467,785
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	1,250	—	3,503	5,060
Unit Value	$—	$—	$—	$20.22	$—	$14.41	$16.86
Fidelity Income Advantage:
Units Outstanding	—	—	—	209	—	773	2,863
Unit Value	$—	$—	$—	$19.75	$—	$14.08	$16.47
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	9,407	43,194	66,631
Highest Value	$—	$—	$—	$—	$39.60	$15.94	$22.47
Lowest Value	$—	$—	$—	$—	$21.35	$13.50	$17.12
Fidelity Freedom Lifetime Income:
Units Outstanding	697	1,786	1,433	—	—	872	8,035
Unit Value	$17.19	$18.88	$20.88	$—	$—	$13.47	$15.76
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,857,156	$1,324,022	$450,888	$27,330	$236,844	$17,861	$68,916
Receivable from FILI	107	28	64	16	—	11	—
Total assets	1,857,263	1,324,050	450,952	27,346	236,844	17,872	68,916
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$1,857,263	$1,324,050	$450,952	$27,346	$236,844	$17,872	$68,916
Net Assets:
Fidelity Retirement Reserves	$35,232	$50,725	$29,068	$23,774	$—	$15,514	$—
Fidelity Income Advantage	19,676	29,459	13,545	3,572	—	2,358	—
Fidelity Personal Retirement	906,232	1,212,981	393,168	—	236,844	—	68,916
Fidelity Freedom Lifetime Income	141,074	30,885	15,171	—	—	—	—
Fidelity Growth and Guaranteed Income	755,049	—	—	—	—	—	—
Total net assets	$1,857,263	$1,324,050	$450,952	$27,346	$236,844	$17,872	$68,916
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,158	2,823	1,564	927	—	699	—
Unit Value	$16.32	$17.97	$18.58	$25.63	$—	$22.19	$—
Fidelity Income Advantage:
Units Outstanding	1,225	1,678	744	142	—	108	—
Unit Value	$16.01	$17.55	$18.14	$25.08	$—	$21.72	$—
Fidelity Personal Retirement:
Units Outstanding	50,155	61,201	18,838	—	8,888	—	2,934
Highest Value	$25.32	$27.48	$31.61	$—	$33.73	$—	$47.31
Lowest Value	$17.22	$19.16	$19.81	$—	$25.32	$—	$21.75
Fidelity Freedom Lifetime Income:
Units Outstanding	8,474	1,834	868	—	—	—	—
Unit Value	$16.64	$16.84	$17.46	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	25,405	—	—	—	—	—	—
Highest Value	$23.14	$—	$—	$—	$—	$—	$—
Lowest Value	$15.59	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	17,898	—	—	—	—	—	—
Highest Value	$22.82	$—	$—	$—	$—	$—	$—
Lowest Value	$15.35	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIF – Emerging Markets Equity
Assets:
Investments at market value	$5,300	$34,376	$19,825	$122,306	$6,041	$154,974	$82,861
Receivable from FILI	4	—	7	—	1	—	16
Total assets	5,304	34,376	19,832	122,306	6,042	154,974	82,877
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$5,304	$34,376	$19,832	$122,306	$6,042	$154,974	$82,877
Net Assets:
Fidelity Retirement Reserves	$3,957	$—	$17,337	$—	$5,714	$—	$31,575
Fidelity Income Advantage	1,347	—	2,495	—	328	—	3,578
Fidelity Personal Retirement	—	34,376	—	122,306	—	154,974	47,724
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$5,304	$34,376	$19,832	$122,306	$6,042	$154,974	$82,877
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	250	—	1,558	—	522	—	965
Unit Value	$15.85	$—	$11.13	$—	$10.94	$—	$32.72
Fidelity Income Advantage:
Units Outstanding	87	—	228	—	30	—	113
Unit Value	$15.51	$—	$10.91	$—	$10.86	$—	$31.51
Fidelity Personal Retirement:
Units Outstanding	—	1,819	—	9,019	—	13,864	3,187
Highest Value	$—	$40.41	$—	$31.06	$—	$11.21	$27.71
Lowest Value	$—	$16.66	$—	$11.64	$—	$11.15	$13.53
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$140,221	$30,062	$28,407	$29,086	$20,359	$134,188	$14,782
Receivable from FILI	7	4	6	9	7	5	—
Total assets	140,228	30,066	28,413	29,095	20,366	134,193	14,782
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$140,228	$30,066	$28,413	$29,095	$20,366	$134,193	$14,782
Net Assets:
Fidelity Retirement Reserves	$14,684	$7,650	$8,470	$25,200	$17,888	$16,119	$77
Fidelity Income Advantage	1,911	2,693	1,925	3,895	2,478	954	23
Fidelity Personal Retirement	123,633	19,723	18,018	—	—	117,120	14,682
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$140,228	$30,066	$28,413	$29,095	$20,366	$134,193	$14,782
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	412	413	382	528	381	939	13
Unit Value	$35.68	$18.53	$22.17	$47.73	$46.97	$17.15	$5.94
Fidelity Income Advantage:
Units Outstanding	55	150	90	85	55	57	4
Unit Value	$34.36	$17.85	$21.36	$45.97	$45.24	$16.76	$5.87
Fidelity Personal Retirement:
Units Outstanding	7,490	1,264	1,122	—	—	7,258	2,386
Highest Value	$22.04	$24.05	$23.05	$—	$—	$28.84	$6.18
Lowest Value	$13.96	$14.12	$14.37	$—	$—	$13.45	$6.13
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$419,602	$191,888	$576,036	$201,648	$99,517	$56,898
Receivable from FILI	5	3	—	2	1	—
Total assets	419,607	191,891	576,036	201,650	99,518	56,898
Liabilities:
Payable to FILI	—	—	1	—	—	—
Total net assets	$419,607	$191,891	$576,035	$201,650	$99,518	$56,898
Net Assets:
Fidelity Retirement Reserves	$34,010	$11,338	$29,710	$7,064	$4,571	$3,587
Fidelity Income Advantage	814	1,330	1,468	778	664	363
Fidelity Personal Retirement	384,783	179,222	544,857	193,808	94,283	52,948
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	1	—	—	—	—
Total net assets	$419,607	$191,891	$576,035	$201,650	$99,518	$56,898
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,057	902	2,307	530	426	357
Unit Value	$11.13	$12.57	$12.88	$13.32	$10.72	$10.06
Fidelity Income Advantage:
Units Outstanding	74	107	116	59	63	36
Unit Value	$10.94	$12.36	$12.67	$13.17	$10.60	$9.94
Fidelity Personal Retirement:
Units Outstanding	33,709	14,209	41,644	14,045	8,489	5,085
Highest Value	$11.65	$13.15	$13.49	$13.87	$11.16	$10.47
Lowest Value	$11.12	$11.99	$12.46	$13.75	$11.07	$10.38
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$1,435	$6,968	$4,807	$20,856	$6,930	$5,495
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,504	—	546	—	2,703	—
Administrative and other charges	100	—	36	—	180	—
Total expenses	1,604	—	582	—	2,883	—
Fidelity Income Advantage:
Mortality and expense risk charges	115	—	154	—	409	—
Administrative and other charges	38	—	51	—	136	—
Total expenses	153	—	205	—	545	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,439	—	556	—	490
Administrative and other charges	—	532	—	204	—	168
Total expenses	—	1,971	—	760	—	658
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	3	—	—	—	—
Administrative and other charges	—	1	—	—	—	—
Total expenses	—	4	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	39	—	—	—	—
Administrative and other charges	—	11	—	—	—	—
Total expenses	—	50	—	—	—	—
Total expenses	1,757	2,025	787	760	3,428	658
Net investment income (loss)	(322)	4,943	4,020	20,096	3,502	4,837
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(6,435)	1,963	(757)	4,793
Realized gain distributions	—	—	—	—	8,585	7,070
Net realized gain (loss) on investments	—	—	(6,435)	1,963	7,828	11,863
Unrealized appreciation (depreciation)	—	—	7,925	4,417	35,364	23,275
Net increase (decrease) in net assets from operations	$(322)	$4,943	$5,510	$26,476	$46,694	$39,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$943	$403	$1,284	$3,486	$4,598	$16,403
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,993	—	607	—	1,153	—
Administrative and other charges	200	—	40	—	77	—
Total expenses	3,193	—	647	—	1,230	—
Fidelity Income Advantage:
Mortality and expense risk charges	293	—	68	—	322	—
Administrative and other charges	98	—	23	—	108	—
Total expenses	391	—	91	—	430	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	397	—	323	—	967
Administrative and other charges	—	138	—	116	—	334
Total expenses	—	535	—	439	—	1,301
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	3,584	535	738	439	1,660	1,301
Net investment income (loss)	(2,641)	(132)	546	3,047	2,938	15,102
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	9,871	8,814	441	3,379	(480)	536
Realized gain distributions	30,855	18,651	84	240	904	2,876
Net realized gain (loss) on investments	40,726	27,465	525	3,619	424	3,412
Unrealized appreciation (depreciation)	86,162	50,625	21,282	50,624	3,132	7,193
Net increase (decrease) in net assets from operations	$124,247	$77,958	$22,353	$57,290	$6,494	$25,707

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$4,026	$3,230	$44,473	$877	$1,233	$8,983	$11,831
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,389	—	3,474	431	—	6,164	—
Administrative and other charges	92	—	232	29	—	411	—
Total expenses	1,481	—	3,706	460	—	6,575	—
Fidelity Income Advantage:
Mortality and expense risk charges	250	—	463	98	—	700	—
Administrative and other charges	83	—	154	33	—	233	—
Total expenses	333	—	617	131	—	933	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	266	2,629	—	159	—	1,893
Administrative and other charges	—	86	954	—	50	—	637
Total expenses	—	352	3,583	—	209	—	2,530
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	1,814	352	7,906	591	209	7,508	2,530
Net investment income (loss)	2,212	2,878	36,567	286	1,024	1,475	9,301
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	822	943	78,523	1,070	1,880	21,503	33,334
Realized gain distributions	24,286	18,907	7,435	9,211	12,685	48,112	66,732
Net realized gain (loss) on investments	25,108	19,850	85,958	10,281	14,565	69,615	100,066
Unrealized appreciation (depreciation)	(450)	(822)	345,440	888	1,014	100,547	136,197
Net increase (decrease) in net assets from operations	$26,870	$21,906	$467,965	$11,455	$16,603	$171,637	$245,564

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,306	$33,936	$187	$801	$1,553	$2,401
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	922	—	137	—	778	—
Administrative and other charges	61	—	9	—	52	—
Total expenses	983	—	146	—	830	—
Fidelity Income Advantage:
Mortality and expense risk charges	276	—	28	—	168	—
Administrative and other charges	92	—	9	—	56	—
Total expenses	368	—	37	—	224	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,329	—	149	—	306
Administrative and other charges	—	714	—	53	—	103
Total expenses	—	3,043	—	202	—	409
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	8,996	—	—	—	—
Administrative and other charges	—	2,422	—	—	—	—
Total expenses	—	11,418	—	—	—	—
Total expenses	1,351	14,461	183	202	1,054	409
Net investment income (loss)	955	19,475	4	599	499	1,992
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,239	36,359	316	1,039	4,259	6,000
Realized gain distributions	4,010	60,645	1,422	6,715	3,039	4,943
Net realized gain (loss) on investments	6,249	97,004	1,738	7,754	7,298	10,943
Unrealized appreciation (depreciation)	15,455	226,072	2,789	13,724	10,696	18,283
Net increase (decrease) in net assets from operations	$22,659	$342,551	$4,531	$22,077	$18,493	$31,218

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$244	$471	$2,286	$3,421	$597	$1,165
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	507	—	2,092	—	243	—
Administrative and other charges	34	—	140	—	16	—
Total expenses	541	—	2,232	—	259	—
Fidelity Income Advantage:
Mortality and expense risk charges	101	—	401	—	64	—
Administrative and other charges	33	—	133	—	21	—
Total expenses	134	—	534	—	85	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	280	—	763	—	112
Administrative and other charges	—	99	—	268	—	43
Total expenses	—	379	—	1,031	—	155
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	675	379	2,766	1,031	344	155
Net investment income (loss)	(431)	92	(480)	2,390	253	1,010
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,897	3,758	3,953	4,674	599	1,607
Realized gain distributions	10,190	23,748	15,104	24,113	9,789	20,496
Net realized gain (loss) on investments	14,087	27,506	19,057	28,787	10,388	22,103
Unrealized appreciation (depreciation)	9,059	28,516	41,284	69,133	(3,749)	(8,317)
Net increase (decrease) in net assets from operations	$22,715	$56,114	$59,861	$100,310	$6,892	$14,796

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$515	$1,998	$16	$39	$646	$1,729
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	161	—	753	—	282	—
Administrative and other charges	11	—	50	—	19	—
Total expenses	172	—	803	—	301	—
Fidelity Income Advantage:
Mortality and expense risk charges	23	—	97	—	36	—
Administrative and other charges	8	—	33	—	12	—
Total expenses	31	—	130	—	48	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	147	—	528	—	164
Administrative and other charges	—	49	—	193	—	59
Total expenses	—	196	—	721	—	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	203	196	933	721	349	223
Net investment income (loss)	312	1,802	(917)	(682)	297	1,506
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	357	2,158	6,789	19,641	(4,166)	(2,132)
Realized gain distributions	—	—	5,211	18,597	20	57
Net realized gain (loss) on investments	357	2,158	12,000	38,238	(4,146)	(2,075)
Unrealized appreciation (depreciation)	3,115	11,182	29,235	101,034	1,045	(6,597)
Net increase (decrease) in net assets from operations	$3,784	$15,142	$40,318	$138,590	$(2,804)	$(7,166)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$325	$1,060	$251	$940	$271	$929
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	820	—	222	—	248	—
Administrative and other charges	55	—	15	—	16	—
Total expenses	875	—	237	—	264	—
Fidelity Income Advantage:
Mortality and expense risk charges	110	—	25	—	41	—
Administrative and other charges	37	—	9	—	14	—
Total expenses	147	—	34	—	55	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	764	—	176	—	198
Administrative and other charges	—	270	—	67	—	71
Total expenses	—	1,034	—	243	—	269
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,022	1,034	271	243	319	269
Net investment income (loss)	(697)	26	(20)	697	(48)	660
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,750	10,185	1,320	8,573	1,131	2,855
Realized gain distributions	455	2,052	318	1,423	1,725	6,406
Net realized gain (loss) on investments	2,205	12,237	1,638	9,996	2,856	9,261
Unrealized appreciation (depreciation)	24,631	102,644	4,138	14,535	3,828	15,499
Net increase (decrease) in net assets from operations	$26,139	$114,907	$5,756	$25,228	$6,636	$25,420

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$107	$515	$716	$3,119	$2,354	$30,583
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	123	—	276	—	482	—
Administrative and other charges	8	—	18	—	32	—
Total expenses	131	—	294	—	514	—
Fidelity Income Advantage:
Mortality and expense risk charges	26	—	38	—	83	—
Administrative and other charges	9	—	13	—	27	—
Total expenses	35	—	51	—	110	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	154	—	257	—	1,328
Administrative and other charges	—	55	—	93	—	471
Total expenses	—	209	—	350	—	1,799
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	166	209	345	350	624	1,799
Net investment income (loss)	(59)	306	371	2,769	1,730	28,784
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	530	3,209	(1,137)	890	326	2,484
Realized gain distributions	—	—	2,677	12,075	381	5,000
Net realized gain (loss) on investments	530	3,209	1,540	12,965	707	7,484
Unrealized appreciation (depreciation)	3,287	17,893	(642)	(9,007)	2,513	31,329
Net increase (decrease) in net assets from operations	$3,758	$21,408	$1,269	$6,727	$4,950	$67,597

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Capital Appreciation	VIP – Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$99	$968	$273	$1,650	$184	$1,048
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	122	—	139	—	87	—
Administrative and other charges	8	—	9	—	6	—
Total expenses	130	—	148	—	93	—
Fidelity Income Advantage:
Mortality and expense risk charges	19	—	21	—	—	—
Administrative and other charges	6	—	7	—	—	—
Total expenses	25	—	28	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	256	—	192	—	111
Administrative and other charges	—	98	—	67	—	34
Total expenses	—	354	—	259	—	145
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	155	354	176	259	93	145
Net investment income (loss)	(56)	614	97	1,391	91	903
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	394	3,700	177	3,086	111	608
Realized gain distributions	—	—	559	3,631	97	632
Net realized gain (loss) on investments	394	3,700	736	6,717	208	1,240
Unrealized appreciation (depreciation)	4,926	52,411	2,059	11,020	548	3,139
Net increase (decrease) in net assets from operations	$5,264	$56,725	$2,892	$19,128	$847	$5,282
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$109	$348	$159	$898	$375	$1,473
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	51	—	81	—	189	—
Administrative and other charges	3	—	5	—	13	—
Total expenses	54	—	86	—	202	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	35	—	110	—	180
Administrative and other charges	—	10	—	28	—	49
Total expenses	—	45	—	138	—	229
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	54	45	86	138	202	229
Net investment income (loss)	55	303	73	760	173	1,244
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	51	172	134	749	274	1,461
Realized gain distributions	103	252	214	1,012	655	2,141
Net realized gain (loss) on investments	154	424	348	1,761	929	3,602
Unrealized appreciation (depreciation)	423	1,274	807	4,440	2,222	8,487
Net increase (decrease) in net assets from operations	$632	$2,001	$1,228	$6,961	$3,324	$13,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$369	$2,766	$254	$2,712	$275	$2,495
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	189	—	125	—	147	—
Administrative and other charges	13	—	8	—	10	—
Total expenses	202	—	133	—	157	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	328	—	307	—	312
Administrative and other charges	—	93	—	89	—	87
Total expenses	—	421	—	396	—	399
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	202	421	133	396	157	399
Net investment income (loss)	167	2,345	121	2,316	118	2,096
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	465	4,098	183	3,554	276	2,845
Realized gain distributions	688	3,908	420	4,181	668	5,128
Net realized gain (loss) on investments	1,153	8,006	603	7,735	944	7,973
Unrealized appreciation (depreciation)	2,330	17,168	1,803	18,220	2,444	21,687
Net increase (decrease) in net assets from operations	$3,650	$27,519	$2,527	$28,271	$3,506	$31,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Income:
Dividends	$239	$573	$503	$229	$1,463	$9,173	$16,427
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	217	—	383	630
Administrative and other charges	—	—	—	14	—	26	42
Total expenses	—	—	—	231	—	409	672
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	35	—	90	354
Administrative and other charges	—	—	—	12	—	30	118
Total expenses	—	—	—	47	—	120	472
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	319	1,000	1,878
Administrative and other charges	—	—	—	—	117	305	560
Total expenses	—	—	—	—	436	1,305	2,438
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	61	169	145	—	—	59	615
Administrative and other charges	12	34	29	—	—	12	123
Total expenses	73	203	174	—	—	71	738
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	73	203	174	278	436	1,905	4,320
Net investment income (loss)	166	370	329	(49)	1,027	7,268	12,107
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	68	524	288	1,562	8,274	3,566	23,129
Realized gain distributions	149	610	751	943	6,057	3,988	8,855
Net realized gain (loss) on investments	217	1,134	1,039	2,505	14,331	7,554	31,984
Unrealized appreciation (depreciation)	443	2,203	2,669	(760)	(1,543)	31,590	135,326
Net increase (decrease) in net assets from operations	$826	$3,707	$4,037	$1,696	$13,815	$46,412	$179,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$19,513	$11,421	$3,157	$429	$3,613	$141	$495
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	261	365	208	203	—	101	—
Administrative and other charges	17	24	14	14	—	7	—
Total expenses	278	389	222	217	—	108	—
Fidelity Income Advantage:
Mortality and expense risk charges	145	214	96	31	—	12	—
Administrative and other charges	48	71	32	10	—	4	—
Total expenses	193	285	128	41	—	16	—
Fidelity Personal Retirement:
Mortality and expense risk charges	1,321	1,781	575	—	376	—	79
Administrative and other charges	407	544	177	—	126	—	29
Total expenses	1,728	2,325	752	—	502	—	108
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	677	144	73	—	—	—	—
Administrative and other charges	134	29	15	—	—	—	—
Total expenses	811	173	88	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	7,344	—	—	—	—	—	—
Administrative and other charges	1,903	—	—	—	—	—	—
Total expenses	9,247	—	—	—	—	—	—
Total expenses	12,257	3,172	1,190	258	502	124	108
Net investment income (loss)	7,256	8,249	1,967	171	3,111	17	387
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	43,752	21,863	9,407	899	9,585	273	1,664
Realized gain distributions	36,931	8,722	3,993	—	—	259	986
Net realized gain (loss) on investments	80,683	30,585	13,400	899	9,585	532	2,650
Unrealized appreciation (depreciation)	174,185	164,615	67,578	2,957	20,449	2,690	9,762
Net increase (decrease) in net assets from operations	$262,124	$203,449	$82,945	$4,027	$33,145	$3,239	$12,799

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$162	$970	$110	$578	$181	$4,648
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	61	—	84	—	44	—
Administrative and other charges	4	—	6	—	3	—
Total expenses	65	—	90	—	47	—
Fidelity Income Advantage:
Mortality and expense risk charges	18	—	10	—	3	—
Administrative and other charges	6	—	4	—	1	—
Total expenses	24	—	14	—	4	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	70	—	97	—	179
Administrative and other charges	—	26	—	35	—	73
Total expenses	—	96	—	132	—	252
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	89	96	104	132	51	252
Net investment income (loss)	73	874	6	446	130	4,396
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	545	3,558	659	2,150	39	503
Realized gain distributions	169	818	19	107	—	—
Net realized gain (loss) on investments	714	4,376	678	2,257	39	503
Unrealized appreciation (depreciation)	(865)	(5,004)	3,528	21,446	14	158
Net increase (decrease) in net assets from operations	$(78)	$246	$4,212	$24,149	$183	$5,057

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco V.I. – Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity
Income:
Dividends	$550	$7,584	$324	$294	$—	$130
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	218	113	56	60	176	128
Administrative and other charges	15	8	4	4	12	8
Total expenses	233	121	60	64	188	136
Fidelity Income Advantage:
Mortality and expense risk charges	26	16	19	14	28	18
Administrative and other charges	8	5	7	4	9	6
Total expenses	34	21	26	18	37	24
Fidelity Personal Retirement:
Mortality and expense risk charges	55	157	28	23	—	—
Administrative and other charges	20	61	9	7	—	—
Total expenses	75	218	37	30	—	—
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	342	360	123	112	225	160
Net investment income (loss)	208	7,224	201	182	(225)	(30)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(260)	(19)	(678)	759	57	160
Realized gain distributions	—	—	418	—	1,409	1,558
Net realized gain (loss) on investments	(260)	(19)	(260)	759	1,466	1,718
Unrealized appreciation (depreciation)	20,665	5,110	4,210	4,067	5,403	1,749
Net increase (decrease) in net assets from operations	$20,613	$12,315	$4,151	$5,008	$6,644	$3,437

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$2,554	$1,703	$5,858	$4,691	$11,313	$2,277	$—	$1,565
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	116	1	260	87	222	50	34	31
Administrative and other charges	8	—	17	6	15	3	2	2
Total expenses	124	1	277	93	237	53	36	33
Fidelity Income Advantage:
Mortality and expense risk charges	8	—	7	10	11	6	5	3
Administrative and other charges	3	—	2	4	4	2	2	1
Total expenses	11	—	9	14	15	8	7	4
Fidelity Personal Retirement:
Mortality and expense risk charges	149	19	549	250	778	259	136	82
Administrative and other charges	55	8	201	92	265	91	48	28
Total expenses	204	27	750	342	1,043	350	184	110
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Total expenses	339	28	1,036	449	1,295	411	227	147
Net investment income (loss)	2,215	1,675	4,822	4,242	10,018	1,866	(227)	1,418
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,236	(62)	(510)	(830)	(388)	640	(706)	(430)
Realized gain distributions	—	—	—	—	—	2,001	331	—
Net realized gain (loss) on investments	1,236	(62)	(510)	(830)	(388)	2,641	(375)	(430)
Unrealized appreciation (depreciation)	26,732	(1,362)	504	3,208	15,704	19,067	2,451	(314)
Net increase (decrease) in net assets from operations	$30,183	$251	$4,816	$6,620	$25,334	$23,574	$1,849	$674

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(322)	$(1,543)	$4,943	$(169)	$4,020	$4,174	$20,096	$19,350
Net realized gain (loss) on investments	—	—	—	—	(6,435)	(2,596)	1,963	3,354
Unrealized appreciation (depreciation)	—	—	—	—	7,925	10,361	4,417	27,362
Net increase (decrease) in net assets from operations	(322)	(1,543)	4,943	(169)	5,510	11,939	26,476	50,066
Contract Transactions:
Payments received from contract owners	2,465	2,411	892,393	823,081	246	367	7,696	6,675
Transfers between sub-accounts and the fixed account, net	21,953	44,286	(565,945)	(289,883)	(5,628)	254	(21,796)	18,702
Contract benefits	(4,179)	(5,795)	(59,839)	(51,914)	(3,054)	(3,043)	(416)	(167)
Contract terminations	(48,207)	(59,861)	(261,061)	(348,173)	(3,639)	(4,127)	(11,717)	(14,660)
Contract maintenance charges	(56)	(67)	—	—	(14)	(15)	—	—
Other transfers (to) from FILI, net	91	(108)	10	—	(136)	(164)	14	1
Net increase (decrease) in net assets from contract transactions	(27,933)	(19,134)	5,558	133,111	(12,225)	(6,728)	(26,219)	10,551
Total increase (decrease) in net assets	(28,255)	(20,677)	10,501	132,942	(6,715)	5,211	257	60,617
Net Assets:
Beginning of period	233,139	253,816	1,067,744	934,802	96,548	91,337	391,835	331,218
End of period	$204,884	$233,139	$1,078,245	$1,067,744	$89,833	$96,548	$392,092	$391,835
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$3,502	$5,685	$4,837	$6,100	$(2,641)	$(3,027)	$(132)	$(428)
Net realized gain (loss) on investments	7,828	28,374	11,863	19,347	40,726	43,999	27,465	30,698
Unrealized appreciation (depreciation)	35,364	27,572	23,275	19,504	86,162	(42,060)	50,625	(28,864)
Net increase (decrease) in net assets from operations	46,694	61,631	39,975	44,951	124,247	(1,088)	77,958	1,406
Contract Transactions:
Payments received from contract owners	910	563	5,922	5,961	1,253	900	4,986	2,945
Transfers between sub-accounts and the fixed account, net	(14,693)	(7,337)	(15,065)	28,340	(1,983)	(18,866)	61,011	(11,432)
Contract benefits	(11,049)	(9,759)	(642)	(130)	(8,231)	(7,132)	(180)	(29)
Contract terminations	(17,040)	(15,097)	(10,552)	(7,886)	(17,043)	(13,597)	(9,782)	(4,610)
Contract maintenance charges	(62)	(64)	—	—	(79)	(79)	—	—
Other transfers (to) from FILI, net	(251)	(138)	2	4	(197)	(62)	8	—
Net increase (decrease) in net assets from contract transactions	(42,185)	(31,832)	(20,335)	26,289	(26,280)	(38,836)	56,043	(13,126)
Total increase (decrease) in net assets	4,509	29,799	19,640	71,240	97,967	(39,924)	134,001	(11,720)
Net Assets:
Beginning of period	415,164	385,365	327,035	255,795	375,597	415,521	213,822	225,542
End of period	$419,673	$415,164	$346,675	$327,035	$473,564	$375,597	$347,823	$213,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$546	$465	$3,047	$2,190
Net realized gain (loss) on investments	525	(1,306)	3,619	878
Unrealized appreciation (depreciation)	21,282	(4,606)	50,624	(13,445)
Net increase (decrease) in net assets from operations	22,353	(5,447)	57,290	(10,377)
Contract Transactions:
Payments received from contract owners	250	328	5,171	3,067
Transfers between sub-accounts and the fixed account, net	1,686	(6,931)	48,921	(8,455)
Contract benefits	(1,428)	(1,479)	(225)	(103)
Contract terminations	(3,988)	(3,485)	(8,532)	(4,876)
Contract maintenance charges	(16)	(17)	—	—
Other transfers (to) from FILI, net	(45)	(107)	(2)	3
Net increase (decrease) in net assets from contract transactions	(3,541)	(11,691)	45,333	(10,364)
Total increase (decrease) in net assets	18,812	(17,138)	102,623	(20,741)
Net Assets:
Beginning of period	77,777	94,915	176,435	197,176
End of period	$96,589	$77,777	$279,058	$176,435

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$2,938	$3,044	$15,102	$14,055	$2,212	$1,343	$2,878	$1,957
Net realized gain (loss) on investments	424	126	3,412	1,944	25,108	9,377	19,850	8,008
Unrealized appreciation (depreciation)	3,132	4,970	7,193	7,781	(450)	(6,137)	(822)	(5,356)
Net increase (decrease) in net assets from operations	6,494	8,140	25,707	23,780	26,870	4,583	21,906	4,609
Contract Transactions:
Payments received from contract owners	397	844	19,989	29,689	427	736	6,132	2,495
Transfers between sub-accounts and the fixed account, net	(5,680)	1,866	35,922	90,122	(4,291)	(4,529)	6,522	(6,825)
Contract benefits	(6,228)	(7,413)	(552)	(901)	(7,869)	(6,838)	(62)	(714)
Contract terminations	(9,698)	(9,659)	(25,070)	(32,855)	(8,164)	(8,646)	(6,599)	(6,901)
Contract maintenance charges	(28)	(32)	—	—	(35)	(38)	—	—
Other transfers (to) from FILI, net	(63)	(471)	5	3	(220)	(82)	(1)	—
Net increase (decrease) in net assets from contract transactions	(21,300)	(14,865)	30,294	86,058	(20,152)	(19,397)	5,992	(11,945)
Total increase (decrease) in net assets	(14,806)	(6,725)	56,001	109,838	6,718	(14,814)	27,898	(7,336)
Net Assets:
Beginning of period	204,106	210,831	644,812	534,974	213,632	228,446	161,111	168,447
End of period	$189,300	$204,106	$700,813	$644,812	$220,350	$213,632	$189,009	$161,111

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$36,567	$23,293	$286	$359	$1,024	$1,010
Net realized gain (loss) on investments	85,958	41,292	10,281	1,919	14,565	3,723
Unrealized appreciation (depreciation)	345,440	141,049	888	(1,339)	1,014	(2,974)
Net increase (decrease) in net assets from operations	467,965	205,634	11,455	939	16,603	1,759
Contract Transactions:
Payments received from contract owners	55,042	49,131	139	170	2,085	2,052
Transfers between sub-accounts and the fixed account, net	132,768	235,947	(1,214)	(1,851)	4,149	(7,805)
Contract benefits	(11,109)	(10,612)	(2,319)	(1,845)	—	—
Contract terminations	(59,398)	(44,776)	(3,193)	(2,704)	(7,205)	(4,331)
Contract maintenance charges	(83)	(80)	(13)	(14)	—	—
Other transfers (to) from FILI, net	(90)	(132)	(12)	(241)	(4)	1
Net increase (decrease) in net assets from contract transactions	117,130	229,478	(6,612)	(6,485)	(975)	(10,083)
Total increase (decrease) in net assets	585,095	435,112	4,843	(5,546)	15,628	(8,324)
Net Assets:
Beginning of period	2,127,277	1,692,165	67,849	73,395	91,347	99,671
End of period	$2,712,372	$2,127,277	$72,692	$67,849	$106,975	$91,347

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$1,475	$(284)	$9,301	$6,199	$955	$674	$19,475	$13,242
Net realized gain (loss) on investments	69,615	83,332	100,066	106,480	6,249	4,835	97,004	77,043
Unrealized appreciation (depreciation)	100,547	(25,005)	136,197	(29,901)	15,455	3,540	226,072	42,404
Net increase (decrease) in net assets from operations	171,637	58,043	245,564	82,778	22,659	9,049	342,551	132,689
Contract Transactions:
Payments received from contract owners	2,181	1,899	17,568	17,882	690	433	64,686	56,082
Transfers between sub-accounts and the fixed account, net	(39,113)	(48,651)	(25,493)	(23,276)	2,317	(5,656)	112,715	84,629
Contract benefits	(17,098)	(17,048)	(811)	(776)	(5,451)	(4,763)	(1,306)	(2,349)
Contract terminations	(32,374)	(30,118)	(38,993)	(31,136)	(4,504)	(5,039)	(153,157)	(157,098)
Contract maintenance charges	(161)	(165)	—	—	(19)	(20)	—	—
Other transfers (to) from FILI, net	(510)	(283)	10	5	(114)	34	63	38
Net increase (decrease) in net assets from contract transactions	(87,075)	(94,366)	(47,719)	(37,301)	(7,081)	(15,011)	23,001	(18,698)
Total increase (decrease) in net assets	84,562	(36,323)	197,845	45,477	15,578	(5,962)	365,552	113,991
Net Assets:
Beginning of period	860,104	896,427	1,149,056	1,103,579	149,344	155,306	2,176,764	2,062,773
End of period	$944,666	$860,104	$1,346,901	$1,149,056	$164,922	$149,344	$2,542,316	$2,176,764
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$4	$(10)	$599	$652	$499	$998	$1,992	$2,549
Net realized gain (loss) on investments	1,738	1,914	7,754	6,632	7,298	8,408	10,943	10,339
Unrealized appreciation (depreciation)	2,789	(1,808)	13,724	(6,366)	10,696	6,505	18,283	9,123
Net increase (decrease) in net assets from operations	4,531	96	22,077	918	18,493	15,911	31,218	22,011
Contract Transactions:
Payments received from contract owners	38	65	548	1,812	547	452	6,298	3,628
Transfers between sub-accounts and the fixed account, net	(3,668)	(8,316)	(16,023)	(44,479)	(3,955)	(1,380)	(5,968)	17,852
Contract benefits	(741)	(682)	(30)	(72)	(3,792)	(3,307)	(103)	(67)
Contract terminations	(601)	(1,175)	(3,415)	(3,587)	(5,373)	(4,274)	(6,193)	(4,619)
Contract maintenance charges	(3)	(4)	—	—	(23)	(23)	—	—
Other transfers (to) from FILI, net	(37)	17	1	—	(147)	(124)	—	—
Net increase (decrease) in net assets from contract transactions	(5,012)	(10,095)	(18,919)	(46,326)	(12,743)	(8,656)	(5,966)	16,794
Total increase (decrease) in net assets	(481)	(9,999)	3,158	(45,408)	5,750	7,255	25,252	38,805
Net Assets:
Beginning of period	22,745	32,744	105,229	150,637	123,569	116,314	188,088	149,283
End of period	$22,264	$22,745	$108,387	$105,229	$129,319	$123,569	$213,340	$188,088
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(431)	$(412)	$92	$21	$(480)	$(1,070)	$2,390	$1,201
Net realized gain (loss) on investments	14,087	7,579	27,506	9,571	19,057	22,051	28,787	32,544
Unrealized appreciation (depreciation)	9,059	(8,398)	28,516	(12,350)	41,284	12,325	69,133	18,616
Net increase (decrease) in net assets from operations	22,715	(1,231)	56,114	(2,758)	59,861	33,306	100,310	52,361
Contract Transactions:
Payments received from contract owners	196	185	2,386	2,090	518	442	6,244	4,856
Transfers between sub-accounts and the fixed account, net	(1,120)	(15,385)	9,226	(78,788)	(18,064)	(17,798)	(4,468)	(12,003)
Contract benefits	(1,968)	(1,899)	(161)	(115)	(8,327)	(8,897)	(317)	(171)
Contract terminations	(3,261)	(3,153)	(5,066)	(8,042)	(11,204)	(10,298)	(16,790)	(10,958)
Contract maintenance charges	(14)	(15)	—	—	(53)	(55)	—	—
Other transfers (to) from FILI, net	82	(49)	1	1	113	(471)	6	4
Net increase (decrease) in net assets from contract transactions	(6,085)	(20,316)	6,386	(84,854)	(37,017)	(37,077)	(15,325)	(18,272)
Total increase (decrease) in net assets	16,630	(21,547)	62,500	(87,612)	22,844	(3,771)	84,985	34,089
Net Assets:
Beginning of period	70,795	92,342	162,076	249,688	322,341	326,112	494,945	460,856
End of period	$87,425	$70,795	$224,576	$162,076	$345,185	$322,341	$579,930	$494,945

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$253	$99	$1,010	$809	$312	$185	$1,802	$1,384
Net realized gain (loss) on investments	10,388	900	22,103	3,975	357	1,605	2,158	3,176
Unrealized appreciation (depreciation)	(3,749)	2,568	(8,317)	3,720	3,115	892	11,182	3,060
Net increase (decrease) in net assets from operations	6,892	3,567	14,796	8,504	3,784	2,682	15,142	7,620
Contract Transactions:
Payments received from contract owners	51	94	612	714	106	102	2,564	5,509
Transfers between sub-accounts and the fixed account, net	(3,378)	(3,978)	(11,902)	(14,604)	(2,121)	3,017	(5,671)	27,464
Contract benefits	(1,125)	(1,303)	(104)	(46)	(533)	(679)	(163)	(25)
Contract terminations	(2,020)	(1,683)	(3,872)	(2,713)	(1,132)	(1,229)	(4,477)	(3,375)
Contract maintenance charges	(6)	(7)	—	—	(5)	(64)	(11)	(46)
Other transfers (to) from FILI, net	87	(38)	(1)	—	36	(160)	—	—
Net increase (decrease) in net assets from contract transactions	(6,391)	(6,915)	(15,267)	(16,649)	(3,649)	987	(7,758)	29,527
Total increase (decrease) in net assets	501	(3,348)	(471)	(8,145)	135	3,669	7,384	37,147
Net Assets:
Beginning of period	41,201	44,549	86,934	95,079	24,014	20,345	89,636	52,489
End of period	$41,702	$41,201	$86,463	$86,934	$24,149	$24,014	$97,020	$89,636
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(917)	$(434)	$(682)	$(243)	$297	$(57)	$1,506	$579
Net realized gain (loss) on investments	12,000	3,212	38,238	8,258	(4,146)	(1,220)	(2,075)	1,360
Unrealized appreciation (depreciation)	29,235	2,275	101,034	10,987	1,045	14,541	(6,597)	30,294
Net increase (decrease) in net assets from operations	40,318	5,053	138,590	19,002	(2,804)	13,264	(7,166)	32,233
Contract Transactions:
Payments received from contract owners	399	55	11,328	4,689	149	108	2,099	4,702
Transfers between sub-accounts and the fixed account, net	38,924	(1,398)	125,341	(10,228)	(12,821)	5,158	(28,085)	25,940
Contract benefits	(1,786)	(958)	(247)	(68)	(1,161)	(1,085)	(47)	(129)
Contract terminations	(4,694)	(1,731)	(13,304)	(4,933)	(1,278)	(1,675)	(4,304)	(3,320)
Contract maintenance charges	(31)	(20)	(56)	(34)	(18)	(20)	(32)	(29)
Other transfers (to) from FILI, net	228	(15)	(2)	2	9	16	(4)	4
Net increase (decrease) in net assets from contract transactions	33,040	(4,067)	123,060	(10,572)	(15,120)	2,502	(30,373)	27,168
Total increase (decrease) in net assets	73,358	986	261,650	8,430	(17,924)	15,766	(37,539)	59,401
Net Assets:
Beginning of period	63,804	62,818	229,140	220,710	58,053	42,287	149,211	89,810
End of period	$137,162	$63,804	$490,790	$229,140	$40,129	$58,053	$111,672	$149,211

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(697)	$(1,038)	$26	$(679)	$(20)	$67	$697	$449
Net realized gain (loss) on investments	2,205	21,828	12,237	73,403	1,638	(861)	9,996	(131)
Unrealized appreciation (depreciation)	24,631	(41,794)	102,644	(148,460)	4,138	3,718	14,535	12,400
Net increase (decrease) in net assets from operations	26,139	(21,004)	114,907	(75,736)	5,756	2,924	25,228	12,718
Contract Transactions:
Payments received from contract owners	866	478	9,273	10,791	63	271	2,979	1,412
Transfers between sub-accounts and the fixed account, net	(19,540)	(55,661)	(58,637)	(182,871)	(3,062)	17,215	33,251	25,208
Contract benefits	(2,465)	(2,878)	(266)	(317)	(335)	(237)	(121)	(7)
Contract terminations	(4,673)	(6,381)	(15,226)	(17,725)	(617)	(557)	(6,422)	(2,063)
Contract maintenance charges	(29)	(41)	(26)	(78)	(13)	(7)	(27)	(10)
Other transfers (to) from FILI, net	202	(252)	12	(1)	45	(52)	2	3
Net increase (decrease) in net assets from contract transactions	(25,639)	(64,735)	(64,870)	(190,201)	(3,919)	16,633	29,662	24,543
Total increase (decrease) in net assets	500	(85,739)	50,037	(265,937)	1,837	19,557	54,890	37,261
Net Assets:
Beginning of period	118,217	203,956	486,468	752,405	38,325	18,768	118,002	80,741
End of period	$118,717	$118,217	$536,505	$486,468	$40,162	$38,325	$172,892	$118,002
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(48)	$(37)	$660	$550	$(59)	$(56)	$306	$533
Net realized gain (loss) on investments	2,856	3,600	9,261	10,328	530	423	3,209	2,783
Unrealized appreciation (depreciation)	3,828	866	15,499	3,566	3,287	225	17,893	1,067
Net increase (decrease) in net assets from operations	6,636	4,429	25,420	14,444	3,758	592	21,408	4,383
Contract Transactions:
Payments received from contract owners	217	33	3,092	2,953	113	132	1,777	2,336
Transfers between sub-accounts and the fixed account, net	(3,184)	3,090	(6,600)	25,107	(4,145)	(14,710)	(17,197)	(42,262)
Contract benefits	(867)	(661)	(41)	(65)	(535)	(615)	(285)	—
Contract terminations	(1,293)	(1,100)	(3,108)	(2,568)	(888)	(848)	(3,477)	(3,551)
Contract maintenance charges	(7)	(7)	(7)	(5)	(5)	(14)	(8)	(29)
Other transfers (to) from FILI, net	11	26	9	(1)	27	67	1	—
Net increase (decrease) in net assets from contract transactions	(5,123)	1,381	(6,655)	25,421	(5,433)	(15,988)	(19,189)	(43,506)
Total increase (decrease) in net assets	1,513	5,810	18,765	39,865	(1,675)	(15,396)	2,219	(39,123)
Net Assets:
Beginning of period	38,550	32,740	135,052	95,187	21,659	37,055	111,490	150,613
End of period	$40,063	$38,550	$153,817	$135,052	$19,984	$21,659	$113,709	$111,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$371	$258	$2,769	$2,478	$1,730	$1,907	$28,784	$29,031
Net realized gain (loss) on investments	1,540	64	12,965	6,326	707	(99)	7,484	(195)
Unrealized appreciation (depreciation)	(642)	1,668	(9,007)	260	2,513	3,359	31,329	35,717
Net increase (decrease) in net assets from operations	1,269	1,990	6,727	9,064	4,950	5,167	67,597	64,553
Contract Transactions:
Payments received from contract owners	99	205	2,004	5,987	796	484	23,794	22,855
Transfers between sub-accounts and the fixed account, net	(8,637)	(3,192)	(39,402)	9	3,267	(2,554)	56,417	(13,902)
Contract benefits	(880)	(981)	(300)	(81)	(1,727)	(1,870)	(1,034)	(1,058)
Contract terminations	(2,094)	(1,827)	(8,499)	(8,447)	(3,678)	(3,683)	(30,884)	(40,967)
Contract maintenance charges	(8)	(11)	—	—	(12)	(10)	—	—
Other transfers (to) from FILI, net	57	(20)	1	2	129	35	6	5
Net increase (decrease) in net assets from contract transactions	(11,463)	(5,826)	(46,196)	(2,530)	(1,225)	(7,598)	48,299	(33,067)
Total increase (decrease) in net assets	(10,194)	(3,836)	(39,469)	6,534	3,725	(2,431)	115,896	31,486
Net Assets:
Beginning of period	47,388	51,224	208,993	202,459	71,497	73,928	874,097	842,611
End of period	$37,194	$47,388	$169,524	$208,993	$75,222	$71,497	$989,993	$874,097

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(56)	$1	$614	$950
Net realized gain (loss) on investments	394	(65)	3,700	2,865
Unrealized appreciation (depreciation)	4,926	(463)	52,411	(8,826)
Net increase (decrease) in net assets from operations	5,264	(527)	56,725	(5,011)
Contract Transactions:
Payments received from contract owners	258	4	9,910	5,057
Transfers between sub-accounts and the fixed account, net	5,618	(1,787)	58,646	(5,348)
Contract benefits	(250)	(220)	(79)	(91)
Contract terminations	(551)	(386)	(8,029)	(3,791)
Contract maintenance charges	(3)	(2)	—	—
Other transfers (to) from FILI, net	28	10	2	—
Net increase (decrease) in net assets from contract transactions	5,100	(2,381)	60,450	(4,173)
Total increase (decrease) in net assets	10,364	(2,908)	117,175	(9,184)
Net Assets:
Beginning of period	13,178	16,086	141,608	150,792
End of period	$23,542	$13,178	$258,783	$141,608

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$97	$36	$1,391	$1,062
Net realized gain (loss) on investments	736	124	6,717	1,914
Unrealized appreciation (depreciation)	2,059	2,102	11,020	11,036
Net increase (decrease) in net assets from operations	2,892	2,262	19,128	14,012
Contract Transactions:
Payments received from contract owners	43	163	1,827	3,801
Transfers between sub-accounts and the fixed account, net	(2,129)	(1,001)	(11,864)	8,536
Contract benefits	(605)	(688)	(99)	(9)
Contract terminations	(1,085)	(1,131)	(7,044)	(4,115)
Contract maintenance charges	(3)	(4)	—	—
Other transfers (to) from FILI, net	(53)	2	2	2
Net increase (decrease) in net assets from contract transactions	(3,832)	(2,659)	(17,178)	8,215
Total increase (decrease) in net assets	(940)	(397)	1,950	22,227
Net Assets:
Beginning of period	21,913	22,310	135,513	113,286
End of period	$20,973	$21,913	$137,463	$135,513
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$91	$72	$903	$798
Net realized gain (loss) on investments	208	157	1,240	970
Unrealized appreciation (depreciation)	548	187	3,139	791
Net increase (decrease) in net assets from operations	847	416	5,282	2,559
Contract Transactions:
Payments received from contract owners	253	21	1,428	1,099
Transfers between sub-accounts and the fixed account, net	553	283	3,537	3,416
Contract benefits	(103)	(84)	(65)	(34)
Contract terminations	(700)	(474)	(3,391)	(3,933)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(12)	18	1	1
Net increase (decrease) in net assets from contract transactions	(11)	(238)	1,510	549
Total increase (decrease) in net assets	836	178	6,792	3,108
Net Assets:
Beginning of period	11,183	11,005	63,924	60,816
End of period	$12,019	$11,183	$70,716	$63,924

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$55	$40	$303	$208	$73	$68	$760	$678
Net realized gain (loss) on investments	154	96	424	332	348	311	1,761	1,518
Unrealized appreciation (depreciation)	423	117	1,274	213	807	93	4,440	504
Net increase (decrease) in net assets from operations	632	253	2,001	753	1,228	472	6,961	2,700
Contract Transactions:
Payments received from contract owners	167	13	408	710	1	2	1,182	828
Transfers between sub-accounts and the fixed account, net	1,242	(119)	6,541	(648)	(399)	(817)	2,219	(276)
Contract benefits	(198)	(14)	—	(16)	(143)	(192)	(201)	(263)
Contract terminations	(327)	(451)	(1,195)	(1,549)	(423)	(703)	(2,962)	(2,856)
Contract maintenance charges	(1)	(1)	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	1	1	—	—	3	4	(1)	1
Net increase (decrease) in net assets from contract transactions	884	(571)	5,754	(1,503)	(964)	(1,709)	237	(2,566)
Total increase (decrease) in net assets	1,516	(318)	7,755	(750)	264	(1,237)	7,198	134
Net Assets:
Beginning of period	5,861	6,179	16,834	17,584	10,312	11,549	53,982	53,848
End of period	$7,377	$5,861	$24,589	$16,834	$10,576	$10,312	$61,180	$53,982
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$173	$166	$1,244	$1,152	$167	$170	$2,345	$2,149
Net realized gain (loss) on investments	929	892	3,602	3,040	1,153	996	8,006	5,808
Unrealized appreciation (depreciation)	2,222	168	8,487	590	2,330	47	17,168	1,229
Net increase (decrease) in net assets from operations	3,324	1,226	13,333	4,782	3,650	1,213	27,519	9,186
Contract Transactions:
Payments received from contract owners	22	52	1,685	2,211	69	160	7,778	5,861
Transfers between sub-accounts and the fixed account, net	(992)	(1,941)	1,315	(88)	(1,238)	(878)	897	(1,771)
Contract benefits	(84)	(259)	(93)	(19)	(86)	(65)	(286)	—
Contract terminations	(1,226)	(993)	(4,162)	(5,169)	(1,341)	(1,990)	(6,934)	(10,518)
Contract maintenance charges	(3)	(5)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	4	6	1	—	3	(3)	4	1
Net increase (decrease) in net assets from contract transactions	(2,279)	(3,140)	(1,254)	(3,065)	(2,597)	(2,780)	1,459	(6,427)
Total increase (decrease) in net assets	1,045	(1,914)	12,079	1,717	1,053	(1,567)	28,978	2,759
Net Assets:
Beginning of period	24,390	26,304	90,327	88,610	24,216	25,783	170,145	167,386
End of period	$25,435	$24,390	$102,406	$90,327	$25,269	$24,216	$199,123	$170,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$121	$82	$2,316	$1,918	$118	$112	$2,096	$1,705
Net realized gain (loss) on investments	603	572	7,735	6,455	944	739	7,973	6,641
Unrealized appreciation (depreciation)	1,803	30	18,220	(63)	2,444	63	21,687	69
Net increase (decrease) in net assets from operations	2,527	684	28,271	8,310	3,506	914	31,756	8,415
Contract Transactions:
Payments received from contract owners	188	228	8,790	5,697	170	92	9,724	6,267
Transfers between sub-accounts and the fixed account, net	2,976	(1,543)	17,076	(1,930)	76	(542)	16,928	763
Contract benefits	(5)	(4)	(14)	—	(28)	(109)	(78)	—
Contract terminations	(147)	(365)	(4,617)	(5,480)	(99)	(464)	(4,292)	(4,811)
Contract maintenance charges	(7)	(5)	—	—	(5)	(5)	—	—
Other transfers (to) from FILI, net	2	10	2	1	1	2	2	5
Net increase (decrease) in net assets from contract transactions	3,007	(1,679)	21,237	(1,712)	115	(1,026)	22,284	2,224
Total increase (decrease) in net assets	5,534	(995)	49,508	6,598	3,621	(112)	54,040	10,639
Net Assets:
Beginning of period	12,809	13,804	152,769	146,171	17,273	17,385	145,170	134,531
End of period	$18,343	$12,809	$202,277	$152,769	$20,894	$17,273	$199,210	$145,170

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$166	$163	$370	$379	$329	$308
Net realized gain (loss) on investments	217	268	1,134	686	1,039	677
Unrealized appreciation (depreciation)	443	91	2,203	500	2,669	432
Net increase (decrease) in net assets from operations	826	522	3,707	1,565	4,037	1,417
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(214)	1,024	(244)	3,907	1,989	6,780
Contract benefits	(919)	(883)	(2,296)	(1,986)	(1,654)	(1,241)
Contract terminations	(85)	—	(398)	(327)	(275)	(67)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	11	74	102	58	(1)	(11)
Net increase (decrease) in net assets from contract transactions	(1,207)	215	(2,836)	1,652	59	5,461
Total increase (decrease) in net assets	(381)	737	871	3,217	4,096	6,878
Net Assets:
Beginning of period	12,375	11,638	32,875	29,658	25,853	18,975
End of period	$11,994	$12,375	$33,746	$32,875	$29,949	$25,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20%		VIP – FundsManager 50%
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(49)	$(33)	$1,027	$786	$7,268	$6,607	$12,107	$11,858
Net realized gain (loss) on investments	2,505	2,427	14,331	15,283	7,554	10,852	31,984	34,824
Unrealized appreciation (depreciation)	(760)	3,251	(1,543)	23,065	31,590	(918)	135,326	198
Net increase (decrease) in net assets from operations	1,696	5,645	13,815	39,134	46,412	16,541	179,417	46,880
Contract Transactions:
Payments received from contract owners	175	274	3,911	2,976	20,877	15,183	27,847	25,240
Transfers between sub-accounts and the fixed account, net	(9,561)	6,553	(22,931)	28,432	22,556	34,847	67,226	44,952
Contract benefits	(603)	(594)	(135)	(49)	(3,143)	(4,739)	(14,387)	(12,651)
Contract terminations	(1,169)	(1,196)	(6,513)	(4,618)	(47,234)	(49,119)	(63,220)	(67,751)
Contract maintenance charges	(6)	(6)	—	—	(12)	(12)	(16)	(17)
Other transfers (to) from FILI, net	58	(36)	(1)	1	(491)	72	(862)	226
Net increase (decrease) in net assets from contract transactions	(11,106)	4,995	(25,669)	26,742	(7,447)	(3,768)	16,588	(10,001)
Total increase (decrease) in net assets	(9,410)	10,640	(11,854)	65,876	38,965	12,773	196,005	36,879
Net Assets:
Beginning of period	38,801	28,161	240,229	174,353	678,375	665,602	1,271,780	1,234,901
End of period	$29,391	$38,801	$228,375	$240,229	$717,340	$678,375	$1,467,785	$1,271,780

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%		VIP – FundsManager 70%		VIP – FundsManager 85%
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$7,256	$8,453	$8,249	$8,424	$1,967	$2,296
Net realized gain (loss) on investments	80,683	86,674	30,585	54,909	13,400	23,215
Unrealized appreciation (depreciation)	174,185	(29,099)	164,615	(16,074)	67,578	(7,036)
Net increase (decrease) in net assets from operations	262,124	66,028	203,449	47,259	82,945	18,475
Contract Transactions:
Payments received from contract owners	25,249	16,850	34,398	29,632	11,844	9,206
Transfers between sub-accounts and the fixed account, net	47,012	27,931	81,214	9,032	3,436	(4,802)
Contract benefits	(11,460)	(11,084)	(6,671)	(6,737)	(2,604)	(2,343)
Contract terminations	(126,215)	(126,783)	(39,268)	(39,141)	(16,733)	(13,269)
Contract maintenance charges	(9)	(9)	(12)	(13)	(6)	(6)
Other transfers (to) from FILI, net	440	4	(13)	292	(4)	80
Net increase (decrease) in net assets from contract transactions	(64,983)	(93,091)	69,648	(6,935)	(4,067)	(11,134)
Total increase (decrease) in net assets	197,141	(27,063)	273,097	40,324	78,878	7,341
Net Assets:
Beginning of period	1,660,122	1,687,185	1,050,953	1,010,629	372,074	364,733
End of period	$1,857,263	$1,660,122	$1,324,050	$1,050,953	$450,952	$372,074
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$171	$212	$3,111	$3,219	$17	$16	$387	$315
Net realized gain (loss) on investments	899	4,124	9,585	23,487	532	182	2,650	1,025
Unrealized appreciation (depreciation)	2,957	(3,726)	20,449	(21,150)	2,690	870	9,762	2,803
Net increase (decrease) in net assets from operations	4,027	610	33,145	5,556	3,239	1,068	12,799	4,143
Contract Transactions:
Payments received from contract owners	208	383	5,757	12,453	96	16	1,544	2,935
Transfers between sub-accounts and the fixed account, net	(9,630)	10,999	(49,547)	52,081	3,217	849	10,107	6,957
Contract benefits	(722)	(643)	(319)	(242)	(393)	(204)	(4)	—
Contract terminations	(1,650)	(1,998)	(8,192)	(8,126)	(218)	(414)	(3,223)	(1,229)
Contract maintenance charges	(8)	(14)	(5)	(45)	(5)	(5)	(13)	(6)
Other transfers (to) from FILI, net	39	122	2	1	39	(60)	1	1
Net increase (decrease) in net assets from contract transactions	(11,763)	8,849	(52,304)	56,122	2,736	182	8,412	8,658
Total increase (decrease) in net assets	(7,736)	9,459	(19,159)	61,678	5,975	1,250	21,211	12,801
Net Assets:
Beginning of period	35,082	25,623	256,003	194,325	11,897	10,647	47,705	34,904
End of period	$27,346	$35,082	$236,844	$256,003	$17,872	$11,897	$68,916	$47,705
(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$73	$58	$874	$606	$6	$(19)	$446	$87
Net realized gain (loss) on investments	714	906	4,376	2,868	678	(158)	2,257	(203)
Unrealized appreciation (depreciation)	(865)	767	(5,004)	4,920	3,528	208	21,446	287
Net increase (decrease) in net assets from operations	(78)	1,731	246	8,394	4,212	31	24,149	171
Contract Transactions:
Payments received from contract owners	113	38	853	2,906	88	6	4,594	1,717
Transfers between sub-accounts and the fixed account, net	(8,185)	8,927	(32,291)	37,180	11,264	(24)	66,053	4,031
Contract benefits	(315)	(228)	—	(9)	(158)	(50)	(6)	(28)
Contract terminations	(437)	(448)	(1,857)	(1,447)	(447)	(269)	(3,277)	(713)
Contract maintenance charges	(4)	(23)	(20)	(11)	(4)	(1)	—	—
Other transfers (to) from FILI, net	15	54	—	1	45	9	1	2
Net increase (decrease) in net assets from contract transactions	(8,813)	8,320	(33,315)	38,620	10,788	(329)	67,365	5,009
Total increase (decrease) in net assets	(8,891)	10,051	(33,069)	47,014	15,000	(298)	91,514	5,180
Net Assets:
Beginning of period	14,195	4,144	67,445	20,431	4,832	5,130	30,792	25,612
End of period	$5,304	$14,195	$34,376	$67,445	$19,832	$4,832	$122,306	$30,792

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt		VIF – Global Strategist
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$130	$170	$4,396	$3,916	$208	$(7)	$7,224	$7,075	$201	$(131)
Net realized gain (loss) on investments	39	17	503	(86)	(260)	(3,367)	(19)	(1,275)	(260)	(1,216)
Unrealized appreciation (depreciation)	14	155	158	4,657	20,665	6,770	5,110	6,808	4,210	2,834
Net increase (decrease) in net assets from operations	183	342	5,057	8,487	20,613	3,396	12,315	12,608	4,151	1,487
Contract Transactions:
Payments received from contract owners	34	46	8,857	8,115	747	498	2,841	1,401	107	201
Transfers between sub- accounts and the fixed account, net	(331)	2,617	23,286	23,709	5,671	(949)	(3,093)	(6,525)	(734)	(4,342)
Contract benefits	(61)	(37)	(32)	(755)	(701)	(511)	(439)	(707)	(416)	(375)
Contract terminations	(145)	(163)	(8,531)	(6,703)	(2,156)	(1,592)	(3,535)	(5,482)	(1,101)	(2,057)
Contract maintenance charges	(1)	—	—	—	(7)	(8)	(3)	(3)	(1)	(1)
Other transfers (to) from FILI, net	6	(4)	2	1	(113)	(180)	20	(27)	(5)	6
Net increase (decrease) in net assets from contract transactions	(498)	2,459	23,582	24,367	3,441	(2,742)	(4,209)	(11,343)	(2,150)	(6,568)
Total increase (decrease) in net assets	(315)	2,801	28,639	32,854	24,054	654	8,106	1,265	2,001	(5,081)
Net Assets:
Beginning of period	6,357	3,556	126,335	93,481	58,823	58,169	132,122	130,857	28,065	33,146
End of period	$6,042	$6,357	$154,974	$126,335	$82,877	$58,823	$140,228	$132,122	$30,066	$28,065

(In thousands)	Subaccounts Investing In:
	Invesco – V.I. Global Core Equity		WFF – VT Discovery		WFF – VT Opportunity
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$182	$113	$(225)	$(204)	$(30)	$222
Net realized gain (loss) on investments	759	311	1,466	1,613	1,718	1,906
Unrealized appreciation (depreciation)	4,067	806	5,403	123	1,749	(151)
Net increase (decrease) in net assets from operations	5,008	1,230	6,644	1,532	3,437	1,977
Contract Transactions:
Payments received from contract owners	509	153	—	—	—	—
Transfers between sub-accounts and the fixed account, net	2,775	(727)	(1,046)	(1,436)	(949)	(795)
Contract benefits	(226)	(213)	(507)	(478)	(310)	(440)
Contract terminations	(1,402)	(739)	(808)	(905)	(447)	(700)
Contract maintenance charges	(1)	(1)	(7)	(7)	(3)	(4)
Other transfers (to) from FILI, net	18	(23)	(17)	(33)	16	(19)
Net increase (decrease) in net assets from contract transactions	1,673	(1,550)	(2,385)	(2,859)	(1,693)	(1,958)
Total increase (decrease) in net assets	6,681	(320)	4,259	(1,327)	1,744	19
Net Assets:
Beginning of period	21,732	22,052	24,836	26,163	18,622	18,603
End of period	$28,413	$21,732	$29,095	$24,836	$20,366	$18,622

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$2,215	$1,046	$1,675	$134	$4,822	$5,617	$4,242	$4,030
Net realized gain (loss) on investments	1,236	(1,735)	(62)	72	(510)	(657)	(830)	(955)
Unrealized appreciation (depreciation)	26,732	18,382	(1,362)	1,591	504	120	3,208	6,269
Net increase (decrease) in net assets from operations	30,183	17,693	251	1,797	4,816	5,080	6,620	9,344
Contract Transactions:
Payments received from contract owners	1,791	1,557	348	1,735	6,137	11,416	3,107	2,930
Transfers between sub-accounts and the fixed account, net	(410)	(427)	(982)	2,038	(16,243)	13,393	(8,283)	(2,502)
Contract benefits	(227)	(188)	(12)	(9)	(336)	(608)	(549)	(857)
Contract terminations	(3,536)	(2,298)	(1,618)	(348)	(26,129)	(38,024)	(7,529)	(8,945)
Contract maintenance charges	(4)	(4)	—	—	(4)	(4)	(3)	(3)
Other transfers (to) from FILI, net	16	(33)	(2)	1	10	26	22	(10)
Net increase (decrease) in net assets from contract transactions	(2,370)	(1,393)	(2,266)	3,417	(36,565)	(13,801)	(13,235)	(9,387)
Total increase (decrease) in net assets	27,813	16,300	(2,015)	5,214	(31,749)	(8,721)	(6,615)	(43)
Net Assets:
Beginning of period	106,380	90,080	16,797	11,583	451,356	460,077	198,506	198,549
End of period	$134,193	$106,380	$14,782	$16,797	$419,607	$451,356	$191,891	$198,506
(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$10,018	$10,393	$1,866	$1,554	$(227)	$(252)	$1,418	$1,798
Net realized gain (loss) on investments	(388)	38	2,641	(1,623)	(375)	(5,080)	(430)	(114)
Unrealized appreciation (depreciation)	15,704	2,539	19,067	6,287	2,451	7,433	(314)	(1,631)
Net increase (decrease) in net assets from operations	25,334	12,970	23,574	6,218	1,849	2,101	674	53
Contract Transactions:
Payments received from contract owners	11,911	10,649	3,407	4,482	2,101	1,350	762	2,672
Transfers between sub-accounts and the fixed account, net	3,505	21,401	6,712	(18,443)	(4,371)	(23,764)	(12,327)	21,071
Contract benefits	(500)	(1,527)	(181)	(158)	(141)	(112)	(515)	(70)
Contract terminations	(21,706)	(26,216)	(6,768)	(11,228)	(4,281)	(4,604)	(3,120)	(6,985)
Contract maintenance charges	(4)	(4)	(3)	(2)	—	(1)	(1)	(1)
Other transfers (to) from FILI, net	(213)	10	17	(33)	9	2	19	3
Net increase (decrease) in net assets from contract transactions	(7,007)	4,313	3,184	(25,382)	(6,683)	(27,129)	(15,182)	16,690
Total increase (decrease) in net assets	18,327	17,283	26,758	(19,164)	(4,834)	(25,028)	(14,508)	16,743
Net Assets:
Beginning of period	557,708	540,425	174,892	194,056	104,352	129,380	71,406	54,663
End of period	$576,035	$557,708	$201,650	$174,892	$99,518	$104,352	$56,898	$71,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WFAF - Advantage VT Discovery
WFAF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

As of December 31, 2017, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $89,475,000 and 2,134,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents other contract transfers.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2017 or 2016. The Account had no Level 3 activity during 2017 and 2016.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

Effective December 18, 2017, redemption fees have been removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Industrials Investor Class
VIP - Utilities
VIP - Utilities Investor Class
VIP - Technology
VIP - Technology Investor Class
VIP - Energy
VIP - Energy Investor Class
VIP - Health Care
VIP - Health Care Investor Class
VIP - Consumer Discretionary
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
VIP - Financial Services
VIP - Financial Services Investor Class

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by FILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2017 were 0.045% to 0.79% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2017:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$53,421	$81,646
VIP - Government Money Market Investor Class	500,981	490,487
VIP - High Income	7,879	16,123
VIP - High Income Investor Class	89,231	95,353
VIP - Equity-Income	17,783	47,952
VIP - Equity-Income Investor Class	50,006	58,433
VIP - Growth	41,290	39,416
VIP - Growth Investor Class	106,972	32,411
VIP - Overseas	7,393	10,334
VIP - Overseas, Investor Class	79,263	30,650
VIP - Investment Grade Bond	11,009	28,456
VIP - Investment Grade Bond Investor Class	116,338	68,099
VIP - Asset Manager	31,286	24,970
VIP - Asset Manager Investor Class	50,342	22,564
VIP - Index 500	369,111	208,061
VIP - Asset Manager: Growth	11,118	8,269
VIP - Asset Manager: Growth Investor Class	31,106	18,373
VIP - Contrafund	61,045	98,691
VIP - Contrafund Investor Class	158,903	130,589
VIP - Balanced	16,426	18,569
VIP - Balanced Investor Class	303,424	200,302
VIP - Dynamic Capital Appreciation	2,413	6,002
VIP - Dynamic Capital Appreciation Investor Class	14,504	26,110
VIP - Growth & Income	9,401	18,656
VIP - Growth & Income Investor Class	43,853	42,884
VIP - Growth Opportunities	16,587	12,940
VIP - Growth Opportunities Investor Class	66,080	35,855
VIP - Mid Cap	20,257	42,877
VIP - Mid Cap Investor Class	72,692	61,516
VIP - Value Strategies	11,670	8,015
VIP - Value Strategies Investor Class	31,427	25,188
VIP - Utilities	2,108	5,457
VIP - Utilities Investor Class	19,645	25,603
VIP - Technology	59,507	22,196
VIP - Technology Investor Class	204,876	63,901
VIP - Energy	3,818	18,602
VIP - Energy Investor Class	24,445	53,255
VIP - Health Care	9,381	35,294
VIP - Health Care Investor Class	54,868	117,660
VIP - Financial Services	24,600	28,226
VIP - Financial Services Investor Class	83,724	51,943
VIP - Industrials	6,253	9,698
VIP - Industrials Investor Class	45,213	44,802
VIP - Consumer Discretionary	2,478	7,979
VIP - Consumer Discretionary Investor Class	16,784	35,668
VIP - Real Estate	4,101	12,596
VIP - Real Estate Investor Class	23,464	54,817
VIP - Strategic Income	12,143	11,280

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income Investor Class	$147,567	$65,484
VIP - International Capital Appreciation	8,560	3,519
VIP - International Capital Appreciation, Investor Class	80,650	19,587
VIP - Value	2,107	5,292
VIP - Value Investor Class	24,550	36,706
VIP - Freedom Income	3,042	2,865
VIP - Freedom Income Investor Class	13,875	10,830
VIP - Freedom 2005	1,999	957
VIP - Freedom 2005 Investor Class	10,303	3,994
VIP - Freedom 2010	828	1,503
VIP - Freedom 2010 Investor Class	10,256	8,247
VIP - Freedom 2015	1,597	3,047
VIP - Freedom 2015 Investor Class	14,982	12,852
VIP - Freedom 2020	3,400	5,143
VIP - Freedom 2020 Investor Class	38,562	30,852
VIP - Freedom 2025	5,074	1,526
VIP - Freedom 2025 Investor Class	47,511	19,776
VIP - Freedom 2030	3,674	2,773
VIP - Freedom 2030 Investor Class	46,761	17,255
VIP - Freedom Lifetime Income I	490	1,383
VIP - Freedom Lifetime Income II	2,352	4,220
VIP - Freedom Lifetime Income III	3,232	2,097
VIP - Disciplined Small Cap	7,201	17,405
VIP - Disciplined Small Cap Investor Class	46,852	65,441
VIP - FundsManager 20%	89,794	86,027
VIP - FundsManager 50%	155,937	118,387
VIP - FundsManager 60%	187,151	208,071
VIP - FundsManager 70%	180,768	94,151
VIP - FundsManager 85%	60,510	58,618
VIP - Consumer Staples	2,614	14,206
VIP - Consumer Staples Investor Class	23,760	72,953
VIP - Materials	7,670	4,663
VIP - Materials Investor Class	31,675	21,890
VIP - Telecommunications	4,390	12,955
VIP - Telecommunications Investor Class	13,366	44,988
VIP - Emerging Markets	15,032	4,226
VIP - Emerging Markets Investor Class	82,156	14,238
VIP - Floating Rate High Income	2,271	2,640
VIP - Floating Rate High Income Investor Class	64,968	36,990
VIF - Emerging Markets Equity	17,113	13,467
VIF - Emerging Markets Debt	23,510	20,533
VIF - Global Strategist	2,914	4,443
Invesco - V.I. Global Core Equity	6,676	4,823
WFF - VT Discovery	1,454	2,654
WFF - VT Opportunity	1,729	1,891
Lazard - Retirement Emerging Markets	28,379	28,546
PVIT - Commodity Real Return	8,080	8,670
PVIT - Low Duration	58,117	89,862
PVIT - Real Return	26,466	35,476
PVIT - Total Return	70,778	67,770
Blackrock - Global Allocation V.I.	27,228	20,178
FTVIP - Templeton Global Bond	16,076	22,660
FTVIP - Franklin U.S. Gov't Securities	14,225	27,989

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2017:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	204,863	$204,863	$1.00
VIP - Government Money Market Investor Class	1,078,246	1,078,246	1.00
VIP - High Income	16,473	198,934	5.45
VIP - High Income Investor Class	72,209	433,428	5.43
VIP - Equity-Income	17,558	442,694	23.89
VIP - Equity-Income Investor Class	14,585	353,755	23.77
VIP - Growth	6,393	344,325	74.05
VIP - Growth Investor Class	4,718	288,982	73.73
VIP - Overseas	4,222	103,355	22.87
VIP - Overseas, Investor Class	12,245	266,482	22.79
VIP - Investment Grade Bond	14,785	199,255	12.80
VIP - Investment Grade Bond Investor Class	54,966	719,247	12.75
VIP - Asset Manager	14,463	242,745	15.23
VIP - Asset Manager Investor Class	12,492	202,421	15.13
VIP - Index 500	10,001	1,989,782	271.18
VIP - Asset Manager: Growth	3,781	64,836	19.21
VIP - Asset Manager: Growth Investor Class	5,601	105,832	19.10
VIP - Contrafund	24,891	762,182	37.94
VIP - Contrafund Investor Class	35,689	1,170,638	37.74
VIP - Balanced	8,785	145,765	18.76
VIP - Balanced Investor Class	136,610	2,226,195	18.61
VIP - Dynamic Capital Appreciation	1,542	20,454	14.43
VIP - Dynamic Capital Appreciation Investor Class	7,527	100,512	14.40
VIP - Growth & Income	5,690	101,697	22.71
VIP - Growth & Income Investor Class	9,431	188,312	22.62
VIP - Growth Opportunities	2,422	75,109	36.08
VIP - Growth Opportunities Investor Class	6,261	215,670	35.87
VIP - Mid Cap	8,860	298,698	38.94
VIP - Mid Cap Investor Class	14,978	524,671	38.72
VIP - Value Strategies	2,922	41,314	14.27
VIP - Value Strategies Investor Class	6,098	90,464	14.18
VIP - Utilities	1,443	22,594	16.73
VIP - Utilities Investor Class	5,831	91,068	16.64
VIP - Technology	7,440	105,719	18.43
VIP - Technology Investor Class	26,937	379,499	18.22
VIP - Energy	2,020	56,052	19.86
VIP - Energy Investor Class	5,634	140,472	19.82
VIP - Health Care	4,488	120,431	26.44
VIP - Health Care Investor Class	20,454	547,495	26.23
VIP - Financial Services	2,927	39,003	13.72
VIP - Financial Services Investor Class	12,657	150,431	13.66
VIP - Industrials	1,679	35,742	23.85
VIP - Industrials Investor Class	6,493	139,398	23.69
VIP - Consumer Discretionary	897	16,979	22.27
VIP - Consumer Discretionary Investor Class	5,120	96,335	22.21
VIP - Real Estate	1,912	46,375	19.44
VIP - Real Estate Investor Class	8,765	183,548	19.34
VIP - Strategic Income	6,538	76,609	11.50
VIP - Strategic Income Investor Class	86,387	1,008,474	11.46
VIP - International Capital Appreciation	1,353	19,617	17.39
VIP - International Capital Appreciation, Investor Class	14,993	212,347	17.26
VIP - Value	1,281	20,258	16.36
VIP - Value Investor Class	8,418	131,875	16.33
VIP - Freedom Income	1,033	11,620	11.63

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Income Investor Class	6,060	$68,064	$11.67
VIP - Freedom 2005	595	7,176	12.39
VIP - Freedom 2005 Investor Class	2,075	23,839	11.85
VIP - Freedom 2010	788	9,775	13.43
VIP - Freedom 2010 Investor Class	4,787	56,678	12.78
VIP - Freedom 2015	1,859	23,342	13.68
VIP - Freedom 2015 Investor Class	8,051	93,599	12.72
VIP - Freedom 2020	1,801	23,246	14.03
VIP - Freedom 2020 Investor Class	15,388	181,001	12.94
VIP - Freedom 2025	1,253	16,666	14.64
VIP - Freedom 2025 Investor Class	14,679	181,220	13.78
VIP - Freedom 2030	1,424	19,056	14.67
VIP - Freedom 2030 Investor Class	14,637	175,459	13.61
VIP - Freedom Lifetime Income I	1,069	11,744	11.21
VIP - Freedom Lifetime Income II	2,655	31,151	12.70
VIP - Freedom Lifetime Income III	2,291	27,144	13.07
VIP - Disciplined Small Cap	1,743	27,674	16.86
VIP - Disciplined Small Cap Investor Class	13,602	210,952	16.79
VIP - FundsManager 20%	61,729	696,015	11.62
VIP - FundsManager 50%	108,557	1,269,512	13.52
VIP - FundsManager 60%	148,572	1,603,572	12.50
VIP - FundsManager 70%	94,304	1,115,742	14.04
VIP - FundsManager 85%	31,509	381,400	14.31
VIP - Consumer Staples	1,386	25,884	19.72
VIP - Consumer Staples Investor Class	12,059	220,070	19.64
VIP - Materials	1,104	16,190	16.18
VIP - Materials Investor Class	4,262	63,249	16.17
VIP - Telecommunications	416	5,508	12.74
VIP - Telecommunications Investor Class	2,717	34,939	12.65
VIP - Emerging Markets	1,621	16,958	12.23
VIP - Emerging Markets Investor Class	10,050	106,101	12.17
VIP - Floating Rate High Income	608	6,113	9.93
VIP - Floating Rate High Income Investor Class	15,622	156,892	9.92
VIF - Emerging Markets Equity	4,697	101,643	17.64
VIF - Emerging Markets Debt	17,354	157,884	8.08
VIF - Global Strategist	2,694	36,962	11.16
Invesco - V.I. Global Core Equity	2,647	23,654	10.73
WFF - VT Discovery	916	29,238	31.74
WFF - VT Opportunity	750	20,828	27.14
Lazard - Retirement Emerging Markets	5,757	144,114	23.31
PVIT - Commodity Real Return	2,065	25,955	7.16
PVIT - Low Duration	40,977	436,762	10.24
PVIT - Real Return	15,450	224,451	12.42
PVIT - Total Return	52,654	603,878	10.94
Blackrock - Global Allocation V.I.	11,717	202,792	17.21
FTVIP - Templeton Global Bond	6,028	116,746	16.51
FTVIP - Franklin U.S. Gov't Securities	4,710	61,348	12.08

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - Government Money Market
Units Issued	5,402	8,040	233	274
Units Redeemed	(6,651)	(8,800)	(328)	(445)
Net Increase (Decrease)	(1,249)	(760)	(95)	(171)
VIP - High Income
Units Issued	91	184	25	51
Units Redeemed	(255)	(294)	(93)	(83)
Net Increase (Decrease)	(164)	(110)	(68)	(32)
VIP - Equity-Income
Units Issued	81	116	10	18
Units Redeemed	(406)	(406)	(76)	(76)
Net Increase (Decrease)	(325)	(290)	(66)	(58)
VIP - Growth
Units Issued	146	73	21	9
Units Redeemed	(320)	(383)	(45)	(54)
Net Increase (Decrease)	(174)	(310)	(24)	(45)
VIP - Overseas
Units Issued	181	69	36	2
Units Redeemed	(257)	(314)	(32)	(33)
Net Increase (Decrease)	(76)	(245)	4	(31)
VIP - Investment Grade Bond
Units Issued	256	689	12	63
Units Redeemed	(625)	(892)	(146)	(221)
Net Increase (Decrease)	(369)	(203)	(134)	(158)
VIP - Asset Manager
Units Issued	82	60	7	1
Units Redeemed	(357)	(348)	(89)	(88)
Net Increase (Decrease)	(275)	(288)	(82)	(87)
VIP - Index 500
Units Issued	563	867	53	87
Units Redeemed	(939)	(1,041)	(131)	(123)
Net Increase (Decrease)	(376)	(174)	(78)	(36)
VIP - Asset Manager: Growth
Units Issued	30	22	5	—
Units Redeemed	(167)	(163)	(43)	(53)
Net Increase (Decrease)	(137)	(141)	(38)	(53)
VIP - Contrafund
Units Issued	217	224	23	21
Units Redeemed	(1,073)	(1,329)	(159)	(179)
Net Increase (Decrease)	(856)	(1,105)	(136)	(158)
VIP - Balanced
Units Issued	454	514	70	31
Units Redeemed	(579)	(863)	(166)	(221)
Net Increase (Decrease)	(125)	(349)	(96)	(190)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - Dynamic Capital Appreciation
Units Issued	27	41	7	6
Units Redeemed	(178)	(367)	(28)	(76)
Net Increase (Decrease)	(151)	(326)	(21)	(70)
VIP - Growth & Income
Units Issued	221	172	27	55
Units Redeemed	(472)	(405)	(127)	(122)
Net Increase (Decrease)	(251)	(233)	(100)	(67)
VIP - Growth Opportunities
Units Issued	269	142	55	21
Units Redeemed	(450)	(827)	(85)	(185)
Net Increase (Decrease)	(181)	(685)	(30)	(164)
VIP - Mid Cap
Units Issued	163	251	21	19
Units Redeemed	(859)	(1,037)	(163)	(221)
Net Increase (Decrease)	(696)	(786)	(142)	(202)
VIP - Value Strategies
Units Issued	70	170	12	37
Units Redeemed	(266)	(406)	(58)	(95)
Net Increase (Decrease)	(196)	(236)	(46)	(58)
VIP - Utilities
Units Issued	100	1,044	14	164
Units Redeemed	(215)	(1,035)	(50)	(127)
Net Increase (Decrease)	(115)	9	(36)	37
VIP - Technology
Units Issued	2,267	1,106	192	107
Units Redeemed	(1,242)	(1,307)	(123)	(125)
Net Increase (Decrease)	1,025	(201)	69	(18)
VIP - Energy
Units Issued	217	516	19	133
Units Redeemed	(715)	(481)	(120)	(98)
Net Increase (Decrease)	(498)	35	(101)	35
VIP - Health Care
Units Issued	373	559	54	32
Units Redeemed	(946)	(2,136)	(120)	(243)
Net Increase (Decrease)	(573)	(1,577)	(66)	(211)
VIP - Financial Services
Units Issued	1,697	1,568	176	80
Units Redeemed	(2,103)	(455)	(113)	(59)
Net Increase (Decrease)	(406)	1,113	63	21
VIP - Industrials
Units Issued	135	200	24	34
Units Redeemed	(238)	(180)	(42)	(31)
Net Increase (Decrease)	(103)	20	(18)	3
VIP - Consumer Discretionary
Units Issued	93	129	21	63
Units Redeemed	(225)	(734)	(93)	(119)
Net Increase (Decrease)	(132)	(605)	(72)	(56)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - Real Estate
Units Issued	43	273	5	54
Units Redeemed	(325)	(425)	(54)	(84)
Net Increase (Decrease)	(282)	(152)	(49)	(30)
VIP - Strategic Income
Units Issued	597	401	65	18
Units Redeemed	(639)	(745)	(84)	(91)
Net Increase (Decrease)	(42)	(344)	(19)	(73)
VIP - International Capital Appreciation
Units Issued	474	97	83	3
Units Redeemed	(241)	(218)	(42)	(31)
Net Increase (Decrease)	233	(121)	41	(28)
VIP - Value
Units Issued	96	253	5	92
Units Redeemed	(236)	(381)	(48)	(111)
Net Increase (Decrease)	(140)	(128)	(43)	(19)
VIP - Freedom Income
Units Issued	194	129	—	—
Units Redeemed	(195)	(145)	—	—
Net Increase (Decrease)	(1)	(16)	—	—
VIP - Freedom 2005
Units Issued	108	17	—	—
Units Redeemed	(55)	(54)	—	—
Net Increase (Decrease)	53	(37)	—	—
VIP - Freedom 2010
Units Issued	29	60	—	—
Units Redeemed	(82)	(165)	—	—
Net Increase (Decrease)	(53)	(105)	—	—
VIP - Freedom 2015
Units Issued	40	75	—	—
Units Redeemed	(162)	(263)	—	—
Net Increase (Decrease)	(122)	(188)	—	—
VIP - Freedom 2020
Units Issued	135	157	—	—
Units Redeemed	(272)	(324)	—	—
Net Increase (Decrease)	(137)	(167)	—	—
VIP - Freedom 2025
Units Issued	238	88	—	—
Units Redeemed	(82)	(182)	—	—
Net Increase (Decrease)	156	(94)	—	—
VIP - Freedom 2030
Units Issued	146	54	—	—
Units Redeemed	(139)	(115)	—	—
Net Increase (Decrease)	7	(61)	—	—
VIP - Disciplined Small Cap
Units Issued	428	662	80	175
Units Redeemed	(919)	(512)	(174)	(86)
Net Increase (Decrease)	(491)	150	(94)	89
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - Funds Manager 20%
Units Issued	338	583	9	129
Units Redeemed	(639)	(690)	(194)	(211)
Net Increase (Decrease)	(301)	(107)	(185)	(82)
VIP - Funds Manager 50%
Units Issued	353	655	55	58
Units Redeemed	(917)	(877)	(416)	(456)
Net Increase (Decrease)	(564)	(222)	(361)	(398)
VIP - Funds Manager 60%
Units Issued	180	99	65	31
Units Redeemed	(426)	(539)	(190)	(169)
Net Increase (Decrease)	(246)	(440)	(125)	(138)
VIP - Funds Manager 70%
Units Issued	215	216	57	63
Units Redeemed	(399)	(587)	(228)	(257)
Net Increase (Decrease)	(184)	(371)	(171)	(194)
VIP - Funds Manager 85%
Units Issued	109	51	49	90
Units Redeemed	(306)	(328)	(109)	(129)
Net Increase (Decrease)	(197)	(277)	(60)	(39)
VIP - Consumer Staples
Units Issued	139	1,170	27	214
Units Redeemed	(551)	(849)	(106)	(146)
Net Increase (Decrease)	(412)	321	(79)	68
VIP - Materials
Units Issued	311	172	101	25
Units Redeemed	(226)	(172)	(50)	(22)
Net Increase (Decrease)	85	—	51	3
VIP - Telecommunications
Units Issued	207	1,034	117	253
Units Redeemed	(679)	(605)	(219)	(95)
Net Increase (Decrease)	(472)	429	(102)	158
VIP - Emerging Markets
Units Issued	1,518	257	255	63
Units Redeemed	(546)	(326)	(76)	(50)
Net Increase (Decrease)	972	(69)	179	13
VIP - Floating Rate High Income
Units Issued	230	305	11	19
Units Redeemed	(263)	(75)	(23)	(13)
Net Increase (Decrease)	(33)	230	(12)	6
VIF - Emerging Markets Equity
Units Issued	102	41	11	4
Units Redeemed	(173)	(204)	(24)	(32)
Net Increase (Decrease)	(71)	(163)	(13)	(28)
VIF - Emerging Markets Debt
Units Issued	38	64	4	6
Units Redeemed	(71)	(139)	(13)	(15)
Net Increase (Decrease)	(33)	(75)	(9)	(9)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIF - Global Strategist
Units Issued	14	4	—	—
Units Redeemed	(58)	(83)	(17)	(25)
Net Increase (Decrease)	(44)	(79)	(17)	(25)
Invesco - V.I. Global Core Equity
Units Issued	18	9	4	—
Units Redeemed	(50)	(67)	(11)	(12)
Net Increase (Decrease)	(32)	(58)	(7)	(12)
WFF - VT Discovery
Units Issued	2	1	—	—
Units Redeemed	(48)	(73)	(10)	(12)
Net Increase (Decrease)	(46)	(72)	(10)	(12)
WFF - VT Opportunity
Units Issued	1	2	—	—
Units Redeemed	(34)	(47)	(7)	(8)
Net Increase (Decrease)	(33)	(45)	(7)	(8)
Lazard - Retirement Emerging Markets
Units Issued	176	289	22	42
Units Redeemed	(221)	(390)	(32)	(39)
Net Increase (Decrease)	(45)	(101)	(10)	3
PVIT - Commodity Real Return
Units Issued	0	—	7	8
Units Redeemed	(6)	(2)	(7)	(7)
Net Increase (Decrease)	(6)	(2)	—	1
PVIT - Low Duration
Units Issued	545	520	13	26
Units Redeemed	(657)	(683)	(32)	(24)
Net Increase (Decrease)	(112)	(163)	(19)	2
PVIT - Real Return
Units Issued	142	190	8	14
Units Redeemed	(199)	(383)	(23)	(58)
Net Increase (Decrease)	(57)	(193)	(15)	(44)
PVIT - Total Return
Units Issued	248	416	24	41
Units Redeemed	(315)	(621)	(48)	(42)
Net Increase (Decrease)	(67)	(205)	(24)	(1)
Blackrock - Global Allocation V.I.
Units Issued	127	63	3	1
Units Redeemed	(107)	(185)	(6)	(12)
Net Increase (Decrease)	20	(122)	(3)	(11)
FTVIP - Templeton Global Bond
Units Issued	98	64	16	2
Units Redeemed	(127)	(281)	(11)	(7)
Net Increase (Decrease)	(29)	(217)	5	(5)
FTVIP - Franklin U.S. Gov't Securities
Units Issued	82	785	4	81
Units Redeemed	(211)	(600)	(17)	(49)
Net Increase (Decrease)	(129)	185	(13)	32

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Government Money Market Investor Class
Units Issued	174,849	176,981	1,145	6,601
Units Redeemed	(174,085)	(163,990)	(1,362)	(6,674)
Net Increase (Decrease)	764	12,991	(217)	(73)
VIP - High Income Investor Class
Units Issued	5,605	8,024	—	—
Units Redeemed	(6,914)	(7,209)	—	—
Net Increase (Decrease)	(1,309)	815	—	—
VIP - Equity Income Investor Class
Units Issued	2,963	4,025	—	—
Units Redeemed	(3,878)	(2,749)	—	—
Net Increase (Decrease)	(915)	1,276	—	—
VIP - Growth Investor Class
Units Issued	4,293	1,951	—	—
Units Redeemed	(2,312)	(2,508)	—	—
Net Increase (Decrease)	1,981	(557)	—	—
VIP - Overseas, Investor Class
Units Issued	6,260	2,532	—	—
Units Redeemed	(3,538)	(3,231)	—	—
Net Increase (Decrease)	2,722	(699)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	12,309	18,041	—	—
Units Redeemed	(9,970)	(12,071)	—	—
Net Increase (Decrease)	2,339	5,970	—	—
VIP - Asset Manager Investor Class
Units Issued	1,860	1,013	—	—
Units Redeemed	(1,463)	(1,728)	—	—
Net Increase (Decrease)	397	(715)	—	—
VIP - Index 500
Units Issued	21,493	24,835	—	—
Units Redeemed	(15,372)	(13,721)	—	—
Net Increase (Decrease)	6,121	11,114	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Asset Manager: Growth Investor Class
Units Issued	987	453	—	—
Units Redeemed	(1,015)	(1,058)	—	—
Net Increase (Decrease)	(28)	(605)	—	—
VIP - Contrafund Investor Class
Units Issued	7,558	6,974	—	—
Units Redeemed	(9,241)	(8,600)	—	—
Net Increase (Decrease)	(1,683)	(1,626)	—	—
VIP - Balanced Investor Class
Units Issued	15,084	15,853	—	—
Units Redeemed	(8,774)	(10,144)	—	—
Net Increase (Decrease)	6,310	5,709	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	399	701	—	—
Units Redeemed	(1,142)	(2,787)	—	—
Net Increase (Decrease)	(743)	(2,086)	—	—
VIP - Growth & Income Investor Class
Units Issued	2,469	2,502	—	—
Units Redeemed	(2,678)	(1,822)	—	—
Net Increase (Decrease)	(209)	680	—	—
VIP - Growth Opportunities Investor Class
Units Issued	2,170	1,002	—	—
Units Redeemed	(1,949)	(4,766)	—	—
Net Increase (Decrease)	221	(3,764)	—	—
VIP - Mid Cap Investor Class
Units Issued	3,759	3,222	—	—
Units Redeemed	(4,195)	(4,055)	—	—
Net Increase (Decrease)	(436)	(833)	—	—
VIP - Value Strategies Investor Class
Units Issued	614	1,235	—	—
Units Redeemed	(1,283)	(2,050)	—	—
Net Increase (Decrease)	(669)	(815)	—	—
VIP - Utilities Investor Class
Units Issued	1,232	4,256	—	—
Units Redeemed	(1,556)	(2,860)	—	—
Net Increase (Decrease)	(324)	1,396	—	—
VIP - Technology Investor Class
Units Issued	7,776	3,380	—	—
Units Redeemed	(3,897)	(4,089)	—	—
Net Increase (Decrease)	3,879	(709)	—	—
VIP - Energy Investor Class
Units Issued	2,842	4,895	—	—
Units Redeemed	(4,918)	(3,080)	—	—
Net Increase (Decrease)	(2,076)	1,815	—	—
VIP - Health Care Investor Class
Units Issued	3,146	3,112	—	—
Units Redeemed	(4,866)	(8,887)	—	—
Net Increase (Decrease)	(1,720)	(5,775)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Financial Services Investor Class
Units Issued	6,596	4,175	—	—
Units Redeemed	(5,069)	(2,664)	—	—
Net Increase (Decrease)	1,527	1,511	—	—
VIP - Industrials Investor Class
Units Issued	1,801	1,975	—	—
Units Redeemed	(2,028)	(1,033)	—	—
Net Increase (Decrease)	(227)	942	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	957	1,358	—	—
Units Redeemed	(1,652)	(3,209)	—	—
Net Increase (Decrease)	(695)	(1,851)	—	—
VIP - Real Estate Investor Class
Units Issued	909	3,150	—	—
Units Redeemed	(2,893)	(3,331)	—	—
Net Increase (Decrease)	(1,984)	(181)	—	—
VIP - Strategic Income Investor Class
Units Issued	11,819	7,353	—	—
Units Redeemed	(8,229)	(9,253)	—	—
Net Increase (Decrease)	3,590	(1,900)	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	5,262	2,081	—	—
Units Redeemed	(2,247)	(2,337)	—	—
Net Increase (Decrease)	3,015	(256)	—	—
VIP - Value Investor Class
Units Issued	1,252	2,570	—	—
Units Redeemed	(2,002)	(2,151)	—	—
Net Increase (Decrease)	(750)	419	—	—
VIP - Freedom Income Investor Class
Units Issued	944	834	—	—
Units Redeemed	(837)	(792)	—	—
Net Increase (Decrease)	107	42	—	—
VIP - Freedom 2005 Investor Class
Units Issued	618	247	—	—
Units Redeemed	(251)	(353)	—	—
Net Increase (Decrease)	367	(106)	—	—
VIP - Freedom 2010 Investor Class
Units Issued	521	431	—	—
Units Redeemed	(494)	(575)	—	—
Net Increase (Decrease)	27	(144)	—	—
VIP - Freedom 2015 Investor Class
Units Issued	757	641	—	—
Units Redeemed	(802)	(826)	—	—
Net Increase (Decrease)	(45)	(185)	—	—
VIP - Freedom 2020 Investor Class
Units Issued	2,049	1,340	—	—
Units Redeemed	(1,848)	(1,760)	—	—
Net Increase (Decrease)	201	(420)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Freedom 2025 Investor Class
Units Issued	2,311	1,381	—	—
Units Redeemed	(1,183)	(1,484)	—	—
Net Increase (Decrease)	1,128	(103)	—	—
VIP - Freedom 2030 Investor Class
Units Issued	2,266	1,258	—	—
Units Redeemed	(1,153)	(1,133)	—	—
Net Increase (Decrease)	1,113	125	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	2	87
Units Redeemed	—	—	(74)	(74)
Net Increase (Decrease)	—	—	(72)	13
VIP - Freedom Lifetime Income II
Units Issued	—	—	64	253
Units Redeemed	—	—	(221)	(155)
Net Increase (Decrease)	—	—	(157)	98
VIP - Freedom Lifetime Income III
Units Issued	—	—	106	390
Units Redeemed	—	—	(98)	(76)
Net Increase (Decrease)	—	—	8	314
VIP - Disciplined Small Cap Investor Class
Units Issued	3,210	3,493	—	—
Units Redeemed	(4,380)	(2,326)	—	—
Net Increase (Decrease)	(1,170)	1,167	—	—
VIP - FundsManager 20%
Units Issued	7,334	7,897	18	217
Units Redeemed	(7,374)	(8,159)	(87)	(102)
Net Increase (Decrease)	(40)	(262)	(69)	115
VIP - FundsManager 50%
Units Issued	11,573	9,243	395	1,924
Units Redeemed	(9,316)	(10,346)	(615)	(640)
Net Increase (Decrease)	2,257	(1,103)	(220)	1,284
VIP - FundsManager 60%
Units Issued	10,445	6,729	454	1,972
Units Redeemed	(7,521)	(7,029)	(589)	(615)
Net Increase (Decrease)	2,924	(300)	(135)	1,357
VIP - FundsManager 70%
Units Issued	11,640	7,608	110	440
Units Redeemed	(7,349)	(7,522)	(104)	(217)
Net Increase (Decrease)	4,291	86	6	223
VIP - FundsManager 85%
Units Issued	3,388	3,215	36	280
Units Redeemed	(3,323)	(3,709)	(99)	(146)
Net Increase (Decrease)	65	(494)	(63)	134
VIP - Consumer Staples Investor Class
Units Issued	1,803	6,910	—	—
Units Redeemed	(3,858)	(4,568)	—	—
Net Increase (Decrease)	(2,055)	2,342	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Materials Investor Class
Units Issued	1,851	1,401	—	—
Units Redeemed	(1,464)	(892)	—	—
Net Increase (Decrease)	387	509	—	—
VIP - Telecommunications Investor Class
Units Issued	1,177	4,155	—	—
Units Redeemed	(2,913)	(1,928)	—	—
Net Increase (Decrease)	(1,736)	2,227	—	—
VIP - Emerging Markets Investor Class
Units Issued	8,239	1,570	—	—
Units Redeemed	(2,511)	(1,088)	—	—
Net Increase (Decrease)	5,728	482	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	7,061	5,636	—	—
Units Redeemed	(4,896)	(3,371)	—	—
Net Increase (Decrease)	2,165	2,265	—	—
VIF - Emerging Markets Equity
Units Issued	1,220	910	—	—
Units Redeemed	(746)	(734)	—	—
Net Increase (Decrease)	474	176	—	—
VIF - Emerging Markets Debt
Units Issued	1,303	1,243	—	—
Units Redeemed	(1,373)	(1,854)	—	—
Net Increase (Decrease)	(70)	(611)	—	—
VIF - Global Strategist
Units Issued	153	111	—	—
Units Redeemed	(246)	(472)	—	—
Net Increase (Decrease)	(93)	(361)	—	—
Invesco - V.I. Global Core Equity
Units Issued	459	230	—	—
Units Redeemed	(311)	(259)	—	—
Net Increase (Decrease)	148	(29)	—	—
Lazard - Retirement Emerging Markets
Units Issued	2,331	1,780	—	—
Units Redeemed	(2,270)	(1,838)	—	—
Net Increase (Decrease)	61	(58)	—	—
PVIT - Commodity Real Return
Units Issued	1,228	1,812	—	—
Units Redeemed	(1,603)	(1,235)	—	—
Net Increase (Decrease)	(375)	577	—	—
PVIT - Low Duration
Units Issued	7,014	10,121	—	—
Units Redeemed	(10,096)	(11,209)	—	—
Net Increase (Decrease)	(3,082)	(1,088)	—	—
PVIT - Real Return
Units Issued	2,276	2,525	—	—
Units Redeemed	(3,255)	(3,067)	—	—
Net Increase (Decrease)	(979)	(542)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
PVIT - Total Return
Units Issued	7,241	8,374	—	—
Units Redeemed	(7,643)	(7,801)	—	—
Net Increase (Decrease)	(402)	573	—	—
Blackrock - Global Allocation V.I.
Units Issued	2,135	1,745	—	—
Units Redeemed	(1,925)	(3,790)	—	—
Net Increase (Decrease)	210	(2,045)	—	—
FTVIP - Templeton Global Bond
Units Issued	1,799	1,052	—	—
Units Redeemed	(2,371)	(3,449)	—	—
Net Increase (Decrease)	(572)	(2,397)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	1,397	6,686	—	—
Units Redeemed	(2,729)	(5,293)	—	—
Net Increase (Decrease)	(1,332)	1,393	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2017	2016
VIP - Government Money Market Investor Class
Units Issued	2,415	2,383
Units Redeemed	(2,096)	(2,444)
Net Increase (Decrease)	319	(61)
VIP - Balanced Investor Class
Units Issued	379	248
Units Redeemed	(6,589)	(8,352)
Net Increase (Decrease)	(6,210)	(8,104)
VIP - Funds Manager 60%
Units Issued	57	50
Units Redeemed	(6,518)	(6,694)
Net Increase (Decrease)	(6,461)	(6,644)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
2014	13,073	$21.11	$20.45	$275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	15,372	$21.27	$20.66	$326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
VIP - Government Money Market Investor Class
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2014	78,786	$9.99	$9.30	$847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	84,881	$10.00	$9.43	$912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
2014	2,330	$47.51	$46.04	$109,907	0.80%	1.00%	5.25%	0.35%	0.14%
2013	2,707	$47.34	$45.97	$127,331	0.80%	1.00%	5.40%	5.10%	4.89%
VIP - High Income Investor Class
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
2014	23,814	$13.37	$21.12	$378,042	0.10%	0.25%	5.12%	1.02%	0.87%
2013	26,009	$13.23	$20.93	$409,966	0.10%	0.25%	6.13%	5.84%	5.69%
VIP - Equity-Income
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
2014	4,898	$93.00	$90.11	$453,370	0.80%	1.00%	2.77%	7.85%	7.63%
2013	5,477	$86.23	$83.72	$470,381	0.80%	1.00%	2.46%	27.12%	26.87%
VIP - Equity-Income Investor Class
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
2014	15,931	$19.16	$28.41	$293,306	0.10%	0.25%	2.89%	8.52%	8.36%
2013	15,878	$17.66	$26.22	$269,681	0.10%	0.25%	2.79%	27.86%	27.67%
VIP - Growth
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
2014	4,109	$105.99	$102.71	$434,211	0.80%	1.00%	0.18%	10.41%	10.18%
2013	4,468	$96.00	$93.21	$427,784	0.80%	1.00%	0.29%	35.25%	34.97%
VIP - Growth Investor Class
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
2014	9,168	$21.17	$30.65	$190,305	0.10%	0.25%	0.13%	11.09%	10.93%
2013	7,849	$19.06	$27.63	$146,881	0.10%	0.25%	0.24%	36.08%	35.88%
VIP - Overseas
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	—	—
2014	1,494	$43.46	$42.12	$64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
2013	1,665	$47.66	$46.28	$79,166	0.80%	1.00%	1.34%	29.39%	29.13%
VIP - Overseas, Class R (5)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	2,208	$16.33	$15.98	$35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
2013	2,529	$17.91	$17.57	$45,199	0.80%	1.00%	1.41%	29.41%	29.15%
VIP - Overseas, Investor Class
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
2014	10,964	$14.10	$19.54	$159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)
2013	11,193	$15.37	$21.33	$178,565	0.10%	0.25%	1.55%	30.27%	30.07%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
2014	5,811	$40.88	$39.62	$235,750	0.80%	1.00%	2.14%	4.98%	4.77%
2013	6,373	$38.94	$37.81	$246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
VIP - Investment Grade Bond Investor Class
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
2014	36,661	$11.72	$15.07	$504,641	0.10%	0.25%	2.57%	5.72%	5.57%
2013	29,206	$11.09	$14.28	$386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
VIP - Asset Manager
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
2014	4,860	$52.66	$51.03	$254,609	0.80%	1.00%	1.46%	4.99%	4.77%
2013	5,374	$50.16	$48.70	$268,232	0.80%	1.00%	1.55%	14.78%	14.55%
VIP - Asset Manager Investor Class
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
2014	9,444	$14.78	$20.90	$158,725	0.10%	0.25%	1.61%	5.63%	5.47%
2013	7,503	$13.99	$19.82	$120,888	0.10%	0.25%	1.57%	15.51%	15.33%
VIP - Index 500
2017	83,758	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
2014	58,635	$20.50	$59.56	$1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
2013	48,345	$18.07	$52.97	$1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
VIP - Asset Manager: Growth
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
2014	2,426	$34.99	$33.91	$84,329	0.80%	1.00%	1.06%	5.03%	4.82%
2013	2,621	$33.32	$32.35	$86,824	0.80%	1.00%	1.00%	21.43%	21.19%
VIP - Asset Manager: Growth Investor Class
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)
2014	4,639	$16.04	$23.40	$81,069	0.10%	0.25%	1.24%	5.68%	5.53%
2013	3,228	$15.17	$22.17	$53,782	0.10%	0.25%	1.13%	22.18%	22.00%
VIP - Contrafund
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
2014	13,244	$74.46	$72.16	$982,780	0.80%	1.00%	0.94%	11.05%	10.82%
2013	14,519	$67.06	$65.11	$970,548	0.80%	1.00%	1.06%	30.24%	29.97%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund Investor Class
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
2014	49,771	$19.55	$29.87	$1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
2013	47,175	$17.49	$26.77	$888,842	0.10%	0.25%	1.09%	31.02%	30.83%
VIP - Balanced
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
2014	5,826	$27.96	$27.09	$161,491	0.80%	1.00%	1.52%	9.38%	9.16%
2013	5,952	$25.56	$24.82	$150,888	0.80%	1.00%	1.57%	18.70%	18.46%
VIP - Balanced Investor Class
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
2014	112,351	$16.80	$25.04	$1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
2013	108,473	$15.26	$23.05	$1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
VIP - Dynamic Capital Appreciation
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
2014	1,355	$26.34	$25.75	$35,546	0.80%	1.00%	0.47%	10.04%	9.82%
2013	1,342	$23.94	$23.44	$32,005	0.80%	1.00%	0.40%	37.43%	37.15%
VIP - Dynamic Capital Appreciation Investor Class
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
2014	5,719	$21.36	$33.96	$129,355	0.10%	0.25%	0.42%	10.68%	10.51%
2013	4,741	$19.29	$30.73	$97,349	0.10%	0.25%	0.40%	38.38%	38.17%
VIP - Growth & Income
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
2014	4,421	$31.07	$30.11	$136,468	0.80%	1.00%	1.73%	9.59%	9.37%
2013	4,724	$28.35	$27.53	$133,169	0.80%	1.00%	1.88%	32.50%	32.23%
VIP - Growth & Income Investor Class
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
2014	8,231	$20.91	$28.72	$168,988	0.10%	0.25%	1.97%	10.22%	10.06%
2013	6,332	$18.97	$26.10	$118,704	0.10%	0.25%	2.21%	33.38%	33.18%
VIP - Growth Opportunities
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
2014	3,284	$24.04	$23.29	$78,483	0.80%	1.00%	0.21%	11.30%	11.08%
2013	3,898	$21.60	$20.97	$83,770	0.80%	1.00%	0.31%	36.80%	36.52%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
2014	5,767	$22.92	$38.05	$127,583	0.10%	0.25%	0.15%	11.98%	11.81%
2013	5,767	$20.46	$34.03	$114,008	0.10%	0.25%	0.28%	37.63%	37.43%
VIP - Mid Cap
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
2014	9,676	$37.91	$36.81	$365,029	0.80%	1.00%	0.25%	5.44%	5.22%
2013	10,853	$35.96	$34.98	$388,500	0.80%	1.00%	0.51%	35.14%	34.87%
VIP - Mid Cap Investor Class
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
2014	21,604	$17.13	$30.58	$442,609	0.10%	0.25%	0.18%	6.10%	5.94%
2013	21,157	$16.15	$28.86	$413,891	0.10%	0.25%	0.48%	35.94%	35.74%
VIP - Value Strategies
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
2014	2,106	$23.67	$23.14	$49,610	0.80%	1.00%	0.95%	5.94%	5.73%
2013	2,749	$22.34	$21.89	$61,148	0.80%	1.00%	0.89%	29.45%	29.19%
VIP - Value Strategies Investor Class
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
2014	3,991	$19.47	$40.36	$79,927	0.10%	0.25%	0.95%	6.56%	6.40%
2013	4,609	$18.28	$37.93	$86,833	0.10%	0.25%	0.88%	30.32%	30.12%
VIP - Utilities
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
2014	1,509	$22.24	$21.65	$33,446	0.80%	1.00%	1.84%	20.80%	20.56%
2013	1,282	$18.41	$17.96	$23,539	0.80%	1.00%	2.37%	20.05%	19.81%
VIP - Utilities Investor Class
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	4,136	$18.66	$23.30	$87,778	0.10%	0.25%	1.95%	21.52%	21.34%
2013	2,644	$15.36	$19.20	$46,875	0.10%	0.25%	2.37%	20.80%	20.62%
VIP - Technology
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%
2014	2,799	$21.94	$21.35	$61,188	0.80%	1.00%	0.10%	11.01%	10.79%
2013	2,789	$19.76	$19.27	$54,950	0.80%	1.00%	0.15%	26.79%	26.53%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
2014	7,247	$18.73	$43.53	$163,974	0.10%	0.25%	0.05%	11.75%	11.58%
2013	5,373	$16.76	$39.01	$110,744	0.10%	0.25%	0.10%	27.60%	27.41%
VIP - Energy
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
2014	2,469	$26.47	$25.77	$65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
2013	2,814	$30.53	$29.78	$85,693	0.80%	1.00%	0.87%	23.49%	23.24%
VIP - Energy Investor Class
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
2014	5,935	$14.16	$21.09	$92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
2013	5,402	$16.22	$24.21	$96,642	0.10%	0.25%	0.88%	24.26%	24.07%
VIP - Health Care
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
2014	5,618	$37.74	$36.73	$211,292	0.80%	1.00%	—	31.77%	31.50%
2013	5,230	$28.64	$27.93	$149,383	0.80%	1.00%	—	54.88%	54.57%
VIP - Health Care Investor Class
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
2014	17,951	$32.24	$47.29	$610,573	0.10%	0.25%	—	32.59%	32.39%
2013	13,509	$24.31	$35.72	$348,400	0.10%	0.25%	—	55.85%	55.62%
VIP - Financial Services
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
2014	1,690	$12.73	$12.39	$21,441	0.80%	1.00%	1.08%	9.99%	9.77%
2013	2,162	$11.57	$11.28	$24,936	0.80%	1.00%	1.23%	32.79%	32.52%
VIP - Financial Services Investor Class
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
2014	5,492	$17.27	$27.12	$75,988	0.10%	0.25%	1.28%	10.64%	10.48%
2013	4,475	$15.61	$24.55	$54,149	0.10%	0.25%	1.28%	33.60%	33.40%
VIP - Industrials
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
2014	1,176	$36.41	$35.43	$42,638	0.80%	1.00%	0.77%	5.36%	5.14%
2013	1,469	$34.56	$33.70	$50,583	0.80%	1.00%	0.88%	38.68%	38.40%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials Investor Class
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
2014	4,503	$20.55	$36.20	$109,165	0.10%	0.25%	0.75%	6.05%	5.89%
2013	5,091	$19.37	$34.19	$116,944	0.10%	0.25%	1.04%	39.58%	39.37%
VIP - Consumer Discretionary
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
2014	817	$23.77	$23.14	$19,323	0.80%	1.00%	0.42%	8.76%	8.54%
2013	1,334	$21.86	$21.32	$29,023	0.80%	1.00%	0.15%	39.97%	39.69%
VIP - Consumer Discretionary Investor Class
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
2014	3,414	$22.23	$40.45	$79,154	0.10%	0.25%	0.40%	9.47%	9.31%
2013	4,609	$20.30	$37.01	$98,967	0.10%	0.25%	0.11%	40.91%	40.70%
VIP - Real Estate
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
2014	1,746	$32.07	$31.35	$55,826	0.80%	1.00%	1.87%	29.14%	28.88%
2013	1,667	$24.84	$24.33	$41,306	0.80%	1.00%	1.46%	1.01%	0.81%
VIP - Real Estate Investor Class
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
2014	9,620	$18.31	$44.58	$199,704	0.10%	0.25%	1.98%	29.89%	29.70%
2013	7,818	$14.10	$34.37	$127,117	0.10%	0.25%	1.59%	1.71%	1.55%
VIP - Strategic Income
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
2014	4,970	$18.15	$17.76	$89,899	0.80%	1.00%	2.83%	2.77%	2.57%
2013	5,762	$17.66	$17.32	$101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
VIP - Strategic Income Investor Class
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
2014	60,131	$12.25	$17.82	$912,285	0.10%	0.25%	3.04%	3.48%	3.33%
2013	58,891	$11.84	$17.25	$872,838	0.10%	0.25%	3.81%	0.16%	0.01%
VIP - Growth Strategies (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	415	$18.28	$17.93	$7,562	0.80%	1.00%	0.11%	12.67%	12.44%
2013	435	$16.22	$15.95	$7,025	0.80%	1.00%	0.02%	36.16%	35.88%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,388	$19.11	$31.82	$26,308	0.10%	0.25%	0.11%	13.48%	13.31%
2013	905	$16.84	$28.08	$15,290	0.10%	0.25%	0.01%	36.86%	36.65%
VIP - International Capital Appreciation
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	—	—	—
VIP - International Capital Appreciation, Class R (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,037	$15.66	$15.36	$16,199	0.80%	1.00%	0.40%	2.20%	1.99%
2013	1,061	$15.32	$15.06	$16,213	0.80%	1.00%	0.68%	20.68%	20.43%
VIP - International Capital Appreciation Investor Class
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
2014	6,282	$16.26	$31.09	$102,163	0.10%	0.25%	0.38%	2.80%	2.65%
2013	5,063	$15.82	$30.29	$80,713	0.10%	0.25%	0.74%	21.38%	21.20%
VIP - Value Leaders (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	506	$15.16	$14.87	$7,648	0.80%	1.00%	1.18%	12.15%	11.93%
2013	576	$13.52	$13.29	$7,765	0.80%	1.00%	0.58%	34.09%	33.82%
VIP - Value Leaders Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,200	$18.15	$26.23	$19,647	0.10%	0.25%	1.21%	12.83%	12.66%
2013	1,208	$16.09	$23.28	$17,633	0.10%	0.25%	0.60%	34.95%	34.75%
VIP - Value
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
2014	1,221	$18.16	$17.81	$22,098	0.80%	1.00%	1.42%	10.52%	10.30%
2013	1,142	$16.43	$16.15	$18,690	0.80%	1.00%	1.19%	31.40%	31.13%
VIP - Value Investor Class
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
2014	5,046	$20.16	$35.33	$98,656	0.10%	0.25%	1.47%	11.17%	11.00%
2013	3,681	$18.14	$31.83	$65,290	0.10%	0.25%	1.32%	32.28%	32.09%
VIP - Growth Stock (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	930	$21.29	$20.88	$19,736	0.80%	1.00%	0.86%	11.69%	11.46%
2013	839	$19.06	$18.74	$15,953	0.80%	1.00%	0.59%	33.80%	33.53%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	4,630	$21.55	$35.00	$102,903	0.10%	0.25%	0.81%	12.41%	12.24%
2013	3,793	$19.17	$31.18	$75,655	0.10%	0.25%	0.58%	34.60%	34.40%
VIP - Freedom Income
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
2014	897	$14.18	$14.18	$12,717	0.80%	0.80%	1.53%	2.95%	2.95%
2013	868	$13.78	$13.78	$11,966	0.80%	0.80%	1.59%	4.70%	4.70%
VIP - Freedom Income Investor Class
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
2014	4,441	$12.24	$15.07	$62,053	0.10%	0.25%	1.58%	3.70%	3.54%
2013	4,120	$11.80	$14.56	$56,010	0.10%	0.25%	1.80%	5.32%	5.16%
VIP - Freedom 2005
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
2014	480	$15.22	$15.22	$7,305	0.80%	0.80%	1.69%	3.46%	3.46%
2013	447	$14.71	$14.71	$6,574	0.80%	0.80%	1.69%	8.86%	8.86%
VIP - Freedom 2005 Investor Class
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
2014	1,279	$13.48	$18.42	$19,848	0.10%	0.25%	1.74%	4.14%	3.99%
2013	1,074	$12.94	$17.71	$16,204	0.10%	0.25%	1.68%	9.62%	9.46%
VIP - Freedom 2010
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
2014	864	$16.25	$16.25	$14,043	0.80%	0.80%	1.59%	3.69%	3.69%
2013	958	$15.67	$15.67	$15,005	0.80%	0.80%	1.69%	12.58%	12.58%
VIP - Freedom 2010 Investor Class
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
2014	3,359	$14.36	$20.00	$55,984	0.10%	0.25%	1.67%	4.46%	4.30%
2013	3,517	$13.75	$19.17	$55,875	0.10%	0.25%	1.77%	13.29%	13.12%
VIP - Freedom 2015
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
2014	1,816	$16.64	$16.64	$30,216	0.80%	0.80%	1.63%	3.86%	3.86%
2013	1,895	$16.02	$16.02	$30,357	0.80%	0.80%	1.75%	13.50%	13.50%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 Investor Class
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	5,488	$14.57	$20.54	$93,183	0.10%	0.25%	1.66%	4.54%	4.38%
2013	5,463	$13.94	$19.67	$88,922	0.10%	0.25%	1.87%	14.24%	14.07%
VIP - Freedom 2020
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
2014	1,743	$16.74	$16.74	$29,169	0.80%	0.80%	1.58%	3.99%	3.99%
2013	1,826	$16.09	$16.09	$29,388	0.80%	0.80%	1.76%	15.09%	15.09%
VIP - Freedom 2020 Investor Class
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
2014	10,057	$15.10	$22.12	$171,670	0.10%	0.25%	1.74%	4.65%	4.49%
2013	8,641	$14.43	$21.17	$142,627	0.10%	0.25%	1.88%	15.85%	15.67%
VIP - Freedom 2025
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
2014	927	$17.58	$17.58	$16,302	0.80%	0.80%	1.58%	4.22%	4.22%
2013	961	$16.87	$16.87	$16,215	0.80%	0.80%	1.96%	18.99%	18.99%
VIP - Freedom 2025 Investor Class
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
2014	7,242	$15.95	$23.65	$129,695	0.10%	0.25%	1.70%	4.94%	4.78%
2013	6,194	$15.20	$22.57	$106,760	0.10%	0.25%	2.11%	19.83%	19.65%
VIP - Freedom 2030
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
2014	1,003	$17.38	$17.38	$17,423	0.80%	0.80%	1.58%	4.12%	4.12%
2013	1,025	$16.69	$16.69	$17,116	0.80%	0.80%	1.76%	20.69%	20.69%
VIP - Freedom 2030 Investor Class
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
2014	6,811	$16.28	$24.56	$121,507	0.10%	0.25%	1.57%	4.72%	4.57%
2013	5,995	$15.55	$23.49	$102,899	0.10%	0.25%	1.98%	21.60%	21.41%
VIP - Freedom Lifetime Income I
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
2014	801	$15.54	$15.54	$12,440	0.60%	0.60%	1.91%	4.05%	4.05%
2013	718	$14.93	$14.93	$10,717	0.60%	0.60%	1.83%	9.31%	9.31%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income II
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
2014	1,775	$16.20	$16.20	$28,755	0.60%	0.60%	1.97%	4.43%	4.43%
2013	1,450	$15.51	$15.51	$22,505	0.60%	0.60%	1.88%	12.08%	12.08%
VIP - Freedom Lifetime Income III
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
2014	892	$17.23	$17.23	$15,373	0.60%	0.60%	2.03%	4.67%	4.67%
2013	702	$16.46	$16.46	$11,559	0.60%	0.60%	1.91%	19.70%	19.70%
VIP - Disciplined Small Cap
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
2014	1,981	$16.09	$15.81	$31,817	0.80%	1.00%	0.36%	4.44%	4.23%
2013	2,738	$15.41	$15.17	$42,103	0.80%	1.00%	0.56%	37.25%	36.97%
VIP - Disciplined Small Cap Investor Class
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
2014	8,358	$21.03	$31.08	$159,191	0.10%	0.25%	0.33%	5.05%	4.89%
2013	9,367	$20.02	$29.63	$169,772	0.10%	0.25%	0.56%	38.04%	37.84%
VIP - FundsManager 20%
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
2014	50,895	$12.27	$13.15	$689,187	0.10%	1.00%	1.31%	4.02%	3.08%
2013	47,822	$11.80	$12.76	$626,307	0.10%	1.00%	1.24%	5.52%	4.57%
VIP - FundsManager 50%
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
2014	79,527	$14.38	$14.21	$1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
2013	73,187	$13.69	$13.65	$1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
VIP - FundsManager 60%
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
2014	114,312	$15.12	$19.34	$1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
2013	110,201	$14.36	$18.61	$1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
VIP - FundsManager 70%
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
2014	59,100	$15.82	$14.38	$936,281	0.10%	1.00%	1.23%	5.05%	4.10%
2013	51,975	$15.05	$13.82	$788,692	0.10%	1.00%	1.20%	21.63%	20.54%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 85%
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
2014	21,622	$16.70	$14.32	$345,076	0.10%	1.00%	1.03%	5.19%	4.24%
2013	19,518	$15.88	$13.73	$298,041	0.10%	1.00%	1.01%	27.60%	26.45%
VIP - Consumer Staples
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
2014	1,053	$20.17	$19.86	$21,190	0.80%	1.00%	1.44%	14.74%	14.51%
2013	1,350	$17.58	$17.34	$23,705	0.80%	1.00%	1.64%	20.83%	20.58%
VIP - Consumer Staples Investor Class
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%
2014	7,003	$19.55	$26.16	$145,149	0.10%	0.25%	1.51%	15.40%	15.23%
2013	7,031	$16.94	$22.71	$127,120	0.10%	0.25%	1.91%	21.67%	21.48%
VIP - Materials
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
2014	918	$17.66	$17.39	$16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
2013	1,106	$17.74	$17.50	$19,601	0.80%	1.00%	0.99%	21.18%	20.93%
VIP - Materials Investor Class
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
2014	2,544	$16.99	$37.13	$48,315	0.10%	0.25%	0.91%	0.21%	0.06%
2013	2,565	$16.96	$37.11	$48,970	0.10%	0.25%	1.01%	21.95%	21.77%
VIP - Telecommunications
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
2014	249	$12.65	$12.45	$3,146	0.80%	1.00%	3.28%	2.67%	2.46%
2013	338	$12.32	$12.15	$4,160	0.80%	1.00%	1.49%	20.31%	20.07%
VIP - Telecommunications Investor Class
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
2014	965	$16.80	$31.82	$14,160	0.10%	0.25%	3.41%	3.37%	3.25%
2013	1,057	$16.25	$30.82	$15,249	0.10%	0.25%	1.88%	21.15%	20.97%
VIP - Emerging Markets
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	—	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	924	$8.33	$8.22	$7,683	0.80%	1.00%	0.31%	0.54%	0.34%
2013	1,108	$8.28	$8.19	$9,168	0.80%	1.00%	0.70%	3.12%	2.91%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
2014	2,693	$10.99	$22.92	$27,501	0.10%	0.25%	0.29%	1.20%	1.05%
2013	2,658	$10.86	$22.68	$27,030	0.10%	0.25%	0.67%	3.79%	3.64%
VIP - Floating Rate High Income
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
2014	141	$9.90	$9.88	$1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
2014	6,953	$9.94	$9.93	$69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
VIF - Emerging Markets Equity
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
2014	4,403	$10.54	$25.22	$75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
2013	5,170	$11.05	$26.68	$94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
VIF - Emerging Markets Debt
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
2014	10,524	$11.68	$29.53	$159,823	0.10%	1.00%	5.47%	2.82%	1.90%
2013	12,134	$11.36	$28.98	$181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
VIF - Global Strategist
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
2014	2,975	$14.60	$16.03	$43,258	0.10%	1.00%	0.84%	2.05%	1.13%
2013	2,705	$14.31	$15.85	$39,365	0.10%	1.00%	0.11%	15.83%	14.79%
Invesco - V.I. Global Core Equity
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
2014	1,662	$14.08	$17.01	$23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
2013	1,807	$13.99	$17.06	$25,963	0.10%	1.00%	2.02%	22.38%	21.28%
WFF - VT Discovery
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	835	$35.70	$34.59	$29,659	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	946	$35.86	$34.82	$33,784	0.80%	1.00%	0.01%	42.65%	42.36%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFF - VT Opportunity
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
2014	573	$36.73	$35.59	$20,946	0.80%	1.00%	0.06%	9.54%	9.32%
2013	622	$33.53	$32.56	$20,791	0.80%	1.00%	0.20%	29.63%	29.37%
Lazard - Retirement Emerging Markets
2017	8,254	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
2014	9,633	$10.85	$13.89	$130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
2013	10,645	$11.36	$14.67	$153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
PVIT - Commodity Real Return
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
2014	1,991	$7.09	$6.92	$14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
2013	2,045	$8.71	$8.57	$17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
PVIT - Low Duration
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
2014	44,842	$10.82	$10.94	$499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
2013	48,821	$10.74	$10.96	$540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
PVIT - Real Return
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
2014	19,761	$11.33	$12.00	$237,474	0.10%	1.00%	1.41%	2.99%	2.06%
2013	25,157	$11.00	$11.76	$294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
PVIT - Total Return
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
2014	45,866	$11.55	$12.07	$560,201	0.10%	1.00%	2.15%	4.17%	3.24%
2013	57,241	$11.08	$11.69	$671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
Blackrock - Global Allocation V.I.
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
2014	16,541	$11.87	$11.58	$195,648	0.10%	1.00%	2.19%	1.86%	0.95%
2013	13,363	$11.65	$11.47	$155,346	0.10%	1.00%	1.53%	14.44%	13.41%
FTVIP - Templeton Global Bond
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)
2014	13,903	$11.15	$10.88	$154,500	0.10%	1.00%	4.96%	1.73%	0.81%
2013	11,397	$10.96	$10.79	$124,637	0.10%	1.00%	5.00%	1.53%	0.61%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Franklin U.S. Gov't Securities
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)
2014	3,884	$10.25	$9.99	$39,653	0.10%	1.00%	2.49%	3.28%	2.35%
2013	2,756	$9.92	$9.76	$27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

  Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

  Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts constituting Fidelity Investments Variable Annuity Account I indicated in the table below (hereafter collectively referred to as the "sub-accounts") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Asset Manager - Initial Class

Fidelity VIP Asset Manager - Investor Class

Fidelity VIP Asset Manager: Growth - Initial Class

Fidelity VIP Asset Manager: Growth - Investor Class

Fidelity VIP Balanced - Initial Class

Fidelity VIP Balanced - Investor Class

Fidelity VIP Consumer Discretionary - Initial Class

Fidelity VIP Consumer Discretionary - Investor Class

Fidelity VIP Consumer Staples - Initial Class

Fidelity VIP Consumer Staples - Investor Class

Fidelity VIP Contrafund - Initial Class

Fidelity VIP Contrafund - Investor Class

Fidelity VIP Disciplined Small Cap - Initial Class

Fidelity VIP Disciplined Small Cap - Investor Class

Fidelity VIP Dynamic Capital Appreciation - Initial Class

Fidelity VIP Dynamic Capital Appreciation - Investor Class

Fidelity VIP Emerging Markets - Initial Class

Fidelity VIP Emerging Markets - Investor Class

Fidelity VIP Energy - Initial Class

Fidelity VIP Energy - Investor Class

Fidelity VIP Equity Income - Initial Class

Fidelity VIP Equity Income - Investor Class

Fidelity VIP Financial Services - Initial Class

Fidelity VIP Financial Services - Investor Class

Fidelity VIP Floating Rate High Income - Initial Class

Fidelity VIP Floating Rate High Income - Investor Class

Fidelity VIP Freedom 2005 - Initial Class

Fidelity VIP Freedom 2010 - Initial Class

Fidelity VIP Freedom 2015 - Initial Class

Fidelity VIP Freedom 2020 - Initial Class

Fidelity VIP Freedom 2025 - Initial Class

Fidelity VIP Freedom 2030 - Initial Class

Fidelity VIP Freedom Income - Initial Class

Fidelity VIP Freedom Lifetime Inc I - Investor Class

Fidelity VIP Freedom Lifetime Inc II - Investor Class

Fidelity VIP Freedom Lifetime Inc III - Investor Class

Fidelity VIP FundsManager 20% - Investor Class

Fidelity VIP FundsManager 50% - Investor Class

Fidelity VIP FundsManager 60% - Investor Class

Fidelity VIP FundsManager 70% - Investor Class

Fidelity VIP FundsManager 85% - Investor Class

Fidelity VIP Government Money Market - Initial Class

Fidelity VIP Government Money Market - Investor Class

Fidelity VIP Growth - Initial Class

Fidelity VIP Growth - Investor Class

Fidelity VIP Growth & Income - Initial Class

Fidelity VIP Growth & Income - Investor Class

Fidelity VIP Growth Opportunities - Initial Class

Fidelity VIP Growth Opportunities - Investor Class

Fidelity VIP Health Care - Initial Class

Fidelity VIP Health Care - Investor Class

Fidelity VIP High Income - Initial Class

Fidelity VIP High Income - Investor Class

Fidelity VIP Index 500 - Initial Class

Fidelity VIP Industrials - Initial Class

Fidelity VIP Industrials - Investor Class

Fidelity VIP International Capital Appreciation - Initial Class

Fidelity VIP International Capital Appreciation - Investor Class

Fidelity VIP Investment Grade Bond - Initial Class

Fidelity VIP Investment Grade Bond - Investor Class

Fidelity VIP Investor Freedom 2005

Fidelity VIP Investor Freedom 2010

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP Investor Freedom 2015

Fidelity VIP Investor Freedom 2020

Fidelity VIP Investor Freedom 2025

Fidelity VIP Investor Freedom 2030

Fidelity VIP Investor Freedom Income

Fidelity VIP Materials - Initial Class

Fidelity VIP Materials - Investor Class

Fidelity VIP Mid Cap - Initial Class

Fidelity VIP Mid Cap - Investor Class

Fidelity VIP Overseas - Initial Class

Fidelity VIP Overseas - Investor Class

Fidelity VIP Real Estate - Initial Class

Fidelity VIP Real Estate - Investor Class

Fidelity VIP Strategic Income - Initial Class

Fidelity VIP Strategic Income - Investor Class

Fidelity VIP Technology - Initial Class

Fidelity VIP Technology - Investor Class

Fidelity VIP Telecommunications - Initial Class

Fidelity VIP Telecommunications - Investor Class

Fidelity VIP Utilities - Initial Class

Fidelity VIP Utilities - Investor Class

Fidelity VIP Value - Initial Class

Fidelity VIP Value - Investor Class

Fidelity VIP Value Strategies - Initial Class

Fidelity VIP Value Strategies - Investor Class

Blackrock Global Allocation V.I. Fund - Class I

Franklin U.S. Government Securities VIP Fund - Class 2

Invesco V.I. Global Core Equity Fund - Series I

Lazard Retirement Emerging Markets Equity Portfolio - Investor

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II

PIMCO CommodityRealReturn Strategy Portfolio - Administrative

PIMCO Low Duration Portfolio - Administrative

PIMCO Real Return Portfolio - Administrative

PIMCO Total Return Portfolio - Administrative

Templeton Global Bond VIP Fund - Class 2

Wells Fargo VT Discovery Fund - Class 2

Wells Fargo VT Opportunity Fund - Class 2

Basis for Opinions

These financial statements are the responsibility of the sub-accounts' management. Our responsibility is to express an opinion on the sub-accounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the sub-accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent or custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2018

We have served as the auditor of one or more sub-accounts in Fidelity Investments Variable Annuity Account I since 1987.

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0218

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 2017, 2016 and 2015

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2017 and December 31, 2016 and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2017.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2017 and December 31, 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2018

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2017	2016
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,078,466 in 2017 and $998,450 in 2016)	$1,080,551	$996,025
Other investment	1,135	1,226
Policy loans	1,233	1,489
Total Investments	1,082,919	998,740

Cash and cash equivalents	109,728	126,281
Restricted cash and cash equivalents	12,083	6,151
Accrued investment income	8,894	8,113
Deferred policy acquisition costs	72,968	70,089
Reinsurance deposit and receivables	1,031,957	1,095,700
Other assets	16,077	15,955
Net deferred tax asset	46,949	77,809
Income taxes receivable	—	7,304
Separate account assets	31,166,266	27,186,998
Total Assets	33,547,841	29,593,140

LIABILITIES
Future contract and policy benefits	708,856	748,077
Contract holder deposit funds	662,545	687,838
Other liabilities and accrued expenses	42,966	41,402
Income taxes payable	7,256	—
Payable to parent and affiliates, net	6,961	10,379
Separate account liabilities	31,166,266	27,186,998
Total Liabilities	32,594,850	28,674,694

Commitments and Contingencies (Note 12)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	1,637	(1,566)
Retained earnings	876,860	845,517
Total Fidelity Investments Life Insurance Company Stockholder's Equity	952,875	918,329
Noncontrolling interest	116	117
Total Stockholder's Equity	952,991	918,446
Total Liabilities and Equity	$33,547,841	$29,593,140

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2017	2016	2015
Revenues
Fees charged to contract holders	$117,300	$110,644	$116,704
Net investment income	27,108	23,834	20,620
Interest on reinsurance deposit	26,151	27,869	30,458
Fund administration fees (1)	52,687	54,415	58,116
Premiums, net	6,961	6,734	10,104
Gain from reinsurance recapture	—	9,672	—
Net realized investment gains (losses):
Other than temporary losses on debt securities	—	—	(223)
Net realized investment (losses) gains on sales	(338)	1,991	899
Total net realized investment (losses) gains	(338)	1,991	676

Total revenues	229,869	235,159	236,678

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	77,346	73,456	71,270
Contract and policy benefits and expenses	46,391	60,540	52,370
Other expenses	17,163	8,151	24,067

Total benefits and expenses	140,900	142,147	147,707

Income before income taxes	88,969	93,012	88,971

Income tax expense	58,459	14,927	20,641

Net Income	30,510	78,085	68,330
Less: Net loss attributable to noncontrolling interest	(833)	(816)	(491)
Net income attributable to Fidelity Investments Life Insurance Company	$31,343	$78,901	$68,821

Net Income	$30,510	$78,085	$68,330
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	4,077	6,816	(12,636)
Reclassification adjustment for net realized losses (gains) included in net income	338	(1,991)	(676)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,212)	(1,708)	4,681
Other comprehensive income (loss), net of tax	3,203	3,117	(8,631)
Comprehensive income	33,713	81,202	59,699
Less: Comprehensive loss attributable to noncontrolling interest	(833)	(816)	(491)
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$34,546	$82,018	$60,190

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2017, 2016, and 2015

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Noncontrolling Interest	Total Stockholder's Equity
Balance at December 31, 2014	$3,000	$71,378	$3,948	$697,795	$181	$776,302

Comprehensive income:
Other contributions	—	—	—	—	470	470
Net Income (loss)	—	—	—	68,821	(491)	68,330
Other comprehensive (loss)	—	—	(8,631)	—	—	(8,631)

Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

Comprehensive income:
Other contributions	—	—	—	—	773	773
Net Income (loss)	—	—	—	78,901	(816)	78,085
Other comprehensive income	—	—	3,117	—	—	3,117

Balance at December 31, 2016	$3,000	$71,378	$(1,566)	$845,517	$117	$918,446

Comprehensive income:
Other contributions	—	—	—	—	832	832
Net Income (loss)	—	—	—	31,343	(833)	30,510
Other comprehensive income	—	—	3,203	—	—	3,203

Balance at December 31, 2017	$3,000	$71,378	$1,637	$876,860	$116	$952,991

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2017	2016	2015
Cash flows provided by (used in) operating activities:
Net income	$30,510	$78,085	$68,330
Adjustments to reconcile net income to cash provided by operating activities:
Proceeds from reinsurance recapture	—	55,397	—
Gain from reinsurance recapture	—	(9,672)	—
Amortization and depreciation	1,694	2,476	2,364
Net realized investment losses (gains) on sales	338	(1,991)	(676)
Provision (benefit) for deferred taxes	29,649	1,648	(3,828)
Equity loss from investee company	8,406	8,151	4,903
Changes in assets and liabilities:
Accrued investment income	(781)	(1,297)	(1,920)
Deferred policy acquisition costs, net of amortization	(2,975)	(580)	(1,074)
Future contract and policy benefits, net	70,236	91,414	84,207
Reinsurance deposit and receivables	63,743	66,100	70,413
Payable to parent and affiliates, net	(3,418)	(717)	802
Restricted cash and cash equivalents	(5,932)	(3,888)	(2,263)
Income taxes	14,560	(13,019)	13,019
Other assets and other liabilities, net	1,216	8,535	3,386

Net cash provided by operating activities	207,246	280,642	237,663

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(541,996)	(755,731)	(517,643)
Proceeds from sales of debt securities	429,844	622,471	429,360
Proceeds from maturities and calls of debt securities	30,143	15,052	12,077
Investment in investee company	(8,725)	(6,078)	(4,117)
Accrued contributions in investee company	1,233	(872)	(114)
Investment trades payable/ receivable, net	372	(5)	(2,947)
Additions to capitalized internal use software	(176)	(2)	(26)
Change in policy loans	256	143	(389)

Net cash used for investing activities	(89,049)	(125,022)	(83,799)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,536,249	1,395,208	2,007,444
Net transfers from/ (to) separate accounts	237,759	439,317	(385,113)
Withdrawals from variable annuity contracts	(1,834,736)	(1,889,399)	(1,678,377)
Withdrawals from fixed annuity contracts	(74,022)	(81,370)	(86,737)

Net cash used for financing activities	(134,750)	(136,244)	(142,783)

Net (decrease) increase in cash and cash equivalents	(16,553)	19,376	11,081

Cash and cash equivalents:
Beginning of year	126,281	106,905	95,824
End of year	$109,728	$126,281	$106,905

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$(8,757)	$—	$(19,164)

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.
The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Morgan Stanley Variable Insurance funds, Inc., the Wells Fargo Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Morgan Stanley Variable Insurance funds, Inc., Invesco Advisers Inc., and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $107,700 and $120,630 at December 31, 2017, and 2016, respectively. The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $12,283 and $14,789 at December 31, 2017, and 2016, respectively.
Other Investment
Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the Consolidated Statements of Comprehensive Income.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which comprise mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded to DAC amortization and, if necessary, a premium deficiency reserve is established.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced must be written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2017, 2016, or 2015.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.
Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.
Adoption of New Accounting Pronouncements
In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The Company adopted this guidance on January 1, 2017 which did not have an impact on the consolidated financial statements.
Future Adoption of Accounting Pronouncements
In August 2016, the FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. This guidance will be effective for the Company beginning January 1, 2018. Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows. The new guidance will be effective for the Company beginning January 1, 2018, and its adoption is not expected to have a material impact on the consolidated financial statements.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements (Continued)
In June 2016, the FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
In February 2016, the FASB issued new guidance on accounting for leases. This guidance primarily impacts lessees and requires them to account for leases as finance or operating leases. Both leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The new guidance will be effective for the Company beginning January 1, 2019. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
In January 2016, the FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method and consolidated entities) must be measured at fair value through net income and separate presentation of financial assets and financial liabilities by measurement category and form is required, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The new guidance will be effective for the Company beginning January 1, 2018, and its adoption is not expected to have a material impact on the consolidated financial statements.
In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The guidance will be effective for the Company beginning January 1, 2018, and its adoption is not expected to have a material impact on the consolidated financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Death Benefits (GMDB) (continued):
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2017	2016
Beginning Balance	$5,656	$6,247
Change in benefit ratio estimate	(1,634)	(1,225)
Interest on reserve	265	339
Claims paid	(1,665)	(1,512)
Accrual of benefit ratio	1,604	1,807
Ending Balance	$4,226	$5,656

The reinsurance recoverables associated with the GMDB were $4,221 and $5,640 at December 31, 2017 and 2016, respectively.
The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% o 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•The mortality assumption is 65% of the 1994 Variable Annuity GMDB Mortality Table.
•The base lapse rate assumption varies from 5.0% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.
•The annual lapse rate for anticipated internal replacements is 2.2%.
•The discount rate is 6.83%.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Death Benefits (GMDB) (continued):
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2017 and 2016. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2017	2016
Net deposits paid
Account value	$4,730,138	$4,395,822
Net amount at risk	$100,166	$121,989
Average attained age of contract holders	67	67
Ratchet (highest historical account value at specified anniversary dates)
Account value	$245,367	$237,234
Net amount at risk	$14,901	$21,009
Average attained age of contract holders	71	71
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit (GMWB) feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (GWB) value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (1) withdrawals if the youngest annuitant is under age 59½, (2) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2017	2016
Beginning Balance	$2,464	$2,794
Change in benefit ratio estimate	(386)	(659)
Interest on reserve	108	111
Accrual of benefit ratio	181	218
Ending Balance	$2,367	$2,464
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Withdrawal Benefits (GMWB) (continued):
calendar year 2009. Effective March 31, 2009, the GMWB was no longer offered. Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.
The reinsurance recoverables associated with the GMWB were $2,286 and $2,381 at December 31, 2017, and 2016, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•Separate benefit ratios were calculated for single life and joint life policies.
•For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 11 ½ years from issue and age 59 ½.
•The mortality assumption is the Annuity 2000 Mortality Table.
•The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.
•The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2017, and 2016:

	Years Ended December 31,
	2017	2016
Account value	$1,874,696	$1,841,631
GWB value	$1,869,921	$1,979,642
Average attained age of contract holders	75	74
4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2017	2016	2015

Debt securities	$29,153	$26,167	$22,961
Cash and cash equivalents	694	170	23
Other income	82	95	79
Total investment income	29,929	26,432	23,063
Less: investment expenses	2,821	2,598	2,443
Net investment income	$27,108	$23,834	$20,620

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2017	2016	2015

Debt securities:
Gross realized gains	$3,098	$6,109	$3,944
Gross realized losses	(3,436)	(4,118)	(3,045)
Total realized investment (losses) gains	(338)	$1,991	$899
Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0, $0, and $223 in 2017, 2016, and 2015, respectively. The Company had no debt securities that were non-income producing for 2017 and 2016, respectively. There was no interest foregone by non-income producing securities for 2017, 2016, and 2015, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2017	2016

Debt securities	$2,085	$(2,425)
DAC	(84)	13
Deferred income tax expense (benefit)	(364)	846
	$1,637	$(1,566)

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2017, were as follows:

	2017
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$230,824	$(1,877)	16	$76,629	$(2,149)	8	$307,453	$(4,026)	24
Corporate debt securities	210,400	(910)	255	69,455	(948)	102	279,855	(1,858)	357
Mortgage and asset backed securities	11,638	(59)	24	2,031	(33)	7	13,669	(92)	31
Total	$452,862	$(2,846)	295	$148,115	$(3,130)	117	$600,977	$(5,976)	412

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	18,303	(271)	67	2,704	(115)	12	21,007	(386)	79
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—
Total	$18,303	$(271)	67	$2,704	$(115)	12	$21,007	$(386)	79
Debt securities that have been in a continuous unrealized loss position as of December 31, 2016, were as follows:

	2016
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury and U.S. Government agency securities	$207,684	$(5,393)	7	$—	$—	—	$207,684	$(5,393)	7
Corporate debt securities	248,581	(3,541)	225	7,058	(55)	11	255,639	(3,596)	236
Mortgage and asset backed securities	8,804	(86)	7	5,208	(197)	13	14,012	(283)	20
Total	$465,069	$(9,020)	239	$12,266	$(252)	24	$477,335	$(9,272)	263

Below Investment grade debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	22,806	(316)	55	8,258	(236)	29	31,064	(552)	84
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—
Total	$22,806	$(316)	55	$8,258	$(236)	29	$31,064	$(552)	84
The Company evaluates declines in fair values below cost for its investments. Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
in the fair value of the securities above were temporary as of December 31, 2017, and 2016. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2017. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 4% of the total portfolio as of December 31, 2017. Unrealized losses on below investment grade securities were driven principally by changes in market yields.
The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2017, were as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$314,431	$9	$(4,026)	—	$310,414
Corporate and other debt securities	747,145	8,411	(2,244)	—	753,312
Mortgage and asset backed securities	16,890	27	(92)	—	16,825
Total debt securities	$1,078,466	$8,447	$(6,362)	—	$1,080,551
The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2016, were as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$254,112	$209	$(5,596)	—	$248,725
Corporate and other debt securities	723,859	7,165	(3,964)	—	727,060
Mortgage and asset backed securities	20,479	25	(264)	—	20,240
Total debt securities	$998,450	$7,399	$(9,824)	—	$996,025
During 2017 and 2016, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities at December 31, 2017, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$77,173	$77,184
Due after 1 year through 5 years	617,494	618,044
Due after 5 years through 10 years	339,754	340,666
Due after 10 years	27,155	27,832
Mortgage and asset backed securities	16,890	16,825
	$1,078,466	$1,080,551
At December 31, 2017, and 2016, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2017, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,771 and $2,766 respectively. At December 31, 2016, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,658 and $2,683 respectively.
During 2017 and 2015, the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $8,757 and $19,164 respectively. This is recorded in other expenses in the Consolidated Statements of Comprehensive Income. There were no donations in 2016.

5. VARIABLE INTEREST ENTITIES:
Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.
Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided funding payments of $8,725 and $6,078, respectively for the years ended December 31, 2017, and 2016, respectively.
FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):
Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.
The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $12,083 and $6,151 as of December 31, 2017, and 2016, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.
The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2017, and 2016 and for the years ended December 31, 2017, and 2016.

	December 31,
	2017	2016

Total Assets	$1,329	$900
Total Liabilities	1,213	783
Non controlling equity interest	$116	$117

	Years Ended December 31,
	2017	2016

Total Revenues	$18	$3
Total Expenses	(851)	(819)
Net Loss	(833)	(816)
Income tax expense	—	—
Net Loss	(833)	(816)
Less: net loss attributable to non controlling interest	(833)	(816)
Net income attributable to Fidelity Investments Life Insurance Company	$—	$—
Non-controlling interest represents ownership interests in LRCH that is not attributable to the Company.
6. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
(Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2017
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$310,414	$—	$—	$310,414
Corporate and other debt securities	—	753,312	—	753,312
Mortgage and asset backed securities	—	16,825	—	16,825
Total available-for-sale debt securities	310,414	770,137	—	1,080,551
Cash equivalents	107,700	—	—	107,700
Subtotal excluding separate account assets	418,114	770,137	—	1,188,251
Separate account assets	31,166,266	—	—	31,166,266
Total	$31,584,380	$770,137	$—	$32,354,517

	December 31, 2016
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$248,521	$204	$—	$248,725
Corporate and other debt securities	—	727,060	—	727,060
Mortgage and asset backed securities	—	20,240	—	20,240
Total available-for-sale debt securities	248,521	747,504	—	996,025
Cash equivalents	120,630	—	—	120,630
Subtotal excluding separate account assets	369,151	747,504	—	1,116,655
Separate account assets	27,186,998	—	—	27,186,998
Total	$27,556,149	$747,504	$—	$28,303,653
There were no Level 3 assets held by the Company during 2017 or 2016. There were no transfers into or out of Level 3 during 2017 or 2016.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$1,135	$1,135	$1,226	$1,226
Policy loans	1,233	1,233	1,489	1,489
Reinsurance deposit and receivables	1,031,957	1,100,932	1,095,700	1,180,013

	$1,034,325	$1,103,300	$1,098,415	$1,182,728

Financial Liabilities:
Contract holder deposit funds	$662,545	$731,222	$687,838	$773,171
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Other Investment
Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2017	2016	2015
Current:
Federal	$28,204	$12,997	$23,980
State	606	282	489
	$28,810	$13,279	$24,469
Deferred:
Federal	$29,698	$1,290	$(3,765)
State	(49)	358	(63)
	$29,649	$1,648	$(3,828)

Income tax expense	$58,459	$14,927	$20,641
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.
Significant components of the Company's net deferred tax asset were as follows:

	Years Ended December 31,
	2017	2016
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$18,547	$32,620
Contract holder reserves	43,201	33,688
Contract holder reserves - TCJA Transition Adjustment	(20,106)	—
Deferred revenue	3,584	6,430
Deferred compensation and retirement benefit plans	918	1,962
Unrealized gains on available-for-sale securities	(442)	851
Other, net	1,247	2,258
Net deferred tax asset	$46,949	$77,809
Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2017 and 2016, respectively.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2017	2016	2015

Tax provision at U.S. Federal statutory rate	$31,139	$32,554	$31,140
Impact of the Tax Cuts and Jobs Act	31,040	—	—
Unrecognized tax benefits	18,235	—	—
Dividends received deduction	(12,072)	(8,914)	(7,168)
IRC 45 tax credit	(7,518)	(7,011)	(4,265)
Other, net	(2,365)	(1,702)	934
Income tax expense	$58,459	$14,927	$20,641
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction; (iii) provides for the computation of life insurance tax reserves; and (iv) provides for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax asset balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax assets of approximately $31,040.
The effects of tax legislation are recognized in the period of enactment. The Company has not completed its analysis of the effects of the TCJA. However, the Company provided a reasonable, provisional estimate of the tax effect related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance. As the Company completes its analysis of the TCJA, these provisional amounts could change.
The Company paid net federal and state income taxes of $14,250, $26,387, and $11,450 in 2017, 2016, and 2015, respectively.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2014. The Company is not currently under examination for the income tax filings in any other jurisdictions.
In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2017 are $18,235 (including $765 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.
8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however,

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2017, 2016 or 2015.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2017	2016	2015
FILI
Statutory net income	$73,639	$82,424	$62,269
Statutory surplus	$876,053	$830,023	$750,892

EFILI
Statutory net income	$6,431	$11,620	$4,421
Statutory surplus	$83,147	$79,140	$76,851
9.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds. The Company earned fees of $33,039, $34,191 and $37,987 in 2017, 2016 and 2015, respectively, under these agreements. These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $32,181, $28,381, and $30,092 in 2017, 2016 and 2015, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $18,116, $19,569, and $20,128 in 2017, 2016 and 2015, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Fidelity Institutional Asset Management Trust Company (“FIAM”) to provide investment and managerial advice. The Company incurred charges of $1,900, $1,754, and $1,543 in 2017, 2016 and 2015, respectively, for such services.
The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $30,776, $32,706, and $31,036 in 2017, 2016 and 2015, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,683, $1,537, and $1,517 in 2017, 2016 and 2015, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $4,937, $4,050, and $4,854 in 2017, 2016 and 2015, respectively.
The Company participates in FMR LLC’s Retiree Health Reimbursement Plan ("RHRP"), a defined benefit health reimbursement arrangement covering eligible employees. In 2017, 2016 and 2015, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC. The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company's employees. For the years ended December 31, 2017, 2016 and 2015, compensation expense related to the RHRP was $235, $219 and $301, respectively.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2017	2016	2015
Underwriting, acquisition and insurance expenses:
Commissions, gross	$32,181	$28,381	$30,092
Compensation and benefits	16,769	15,003	15,342
Capitalization of deferred policy acquisition costs	(4,755)	(3,765)	(5,394)
Amortization of deferred policy acquisition costs	1,780	3,185	4,320
Rent expenses	1,354	1,389	1,432
Taxes, licenses and fees	1,788	2,182	1,704
General insurance expenses	28,229	27,081	23,774

Total underwriting, acquisition and insurance expenses	$77,346	$73,456	$71,270
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2017, 2016 and 2015, the Company decreased amortization by $3,182, $1,815, and $1,618 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
11. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.
The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

11. REINSURANCE (CONTINUED):
a deposit liability and recorded in contract holder deposit funds. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts. Effective May 1, 2016, the Company recaptured its 100% coinsurance agreement with Genworth Life Insurance Company of New York (“GLICNY”) that reinsured a fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $55,397 in cash consideration which was partially offset by the recaptured policy and contract reserves of $45,725. The Company recognized a one-time gain of approximately $9,672, before tax, as the difference between the proceeds received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Consolidated Statements of Comprehensive Income of $0, $11,445, and $0 for the years ended December 31, 2017, 2016 and 2015, respectively.
Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2017	2016
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$514,465	$555,636
Principal Life Insurance Company	463,104	481,605

Reinsurance deposits and receivables	$977,569	$1,037,241

Contract holder deposit funds and future contract and policy benefits	$990,928	$1,051,441

Interest on reinsurance deposit	$25,538	$27,548

Contract and policy benefits and expenses	$21,605	$22,998
The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2017	2016	2015

Direct life premiums	$14,269	$14,513	$14,804
Reinsurance ceded, net of ceding expense allowance	(7,308)	(7,779)	(4,700)
Net premiums	$6,961	$6,734	$10,104

Direct contract and policy benefits	$109,649	$131,579	$126,942
Reinsurance ceded, net of reinsurance premiums	(63,258)	(71,039)	(74,572)
Net contract and policy benefits	$46,391	$60,540	$52,370

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

12. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:
Effective March 15, 2018, FILI issued a $300,000 unsecured revolving line of credit facility (“LOC Agreement”) to its parent, FMR LLC (“FMR”). The LOC Agreement was approved by the Utah Insurance Department and matures on March 14, 2019 but may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. In addition, FMR has the option to convert any advances to a term loan which matures one year after the date of conversion.
Under the terms of the LOC Agreement, FILI receives a facility fee of 0.04% per year based on the unused amounts of the line of credit. In addition, FILI receives annual interest on any advances made under the LOC Agreement at LIBOR (based on Bloomberg quotations) plus a spread of 71 basis points (0.71%) where the spread may change from time to time based on the terms of the LOC Agreement.
Effective March 22, 2018, FILI advanced $300,000 to FMR under the LOC Agreement.
The Company has evaluated subsequent events from the balance sheet date through April 25, 2018 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

30

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a)            Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1)           Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2017.

(2)           Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2017 and 2016.

(3)           Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4)           Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2017 and 2016.

(5)           Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016 and 2015.

(6)           Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016 and 2015.

(7)           Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016 and 2015.

(8)           Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9)           There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1)           Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2)           Custody Agreement - Not Applicable

(3)           Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC. (Note 1)

(4)           Variable Annuity Policy (Note 2)

(5)           Form of Application for Deferred Variable Annuity (Note 2)

(6)           Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life.  (Note 1)

(b) Amended Bylaws of Fidelity Investments Life.  (Note 1)

(7)           Form of Reinsurance Agreement (Note 2)

(8)           Not Applicable

(9)           Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9.

(10)         Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11)         Not Applicable

(12)         Not Applicable

(13)         (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(14)         Powers of Attorney

(a)           Power of Attorney for William J. Johnson, Jr. (Note 3)

(b)           Power of Attorney for Norman L. Ashkenas (Note 3)

(c)           Power of Attorney for Peter G. Johannsen (Note 3)

(d)           Power of Attorney for Malcolm MacKay (Note 3)

(e)           Power of Attorney for Kathleen A. Murphy (Note 3)

(f)            Power of Attorney for Rodney R. Rohda (Note 3)

(g)           Power of Attorney for Roger T. Servison (Note 3)

(h)           Power of Attorney for Floyd L. Smith (Note 3)

(i)            Power of Attorney for Sriram Subramaniam (Note 3)

(j)            Power of Attorney for Miles Mei (Note 3)

(k)           Power of Attorney for Jane P. Jamieson is filed herewith

(l)            Power of Attorney for Nancy D. Prior is filed herewith

(Note 1)  Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 26, 1996.

(Note 2)  Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on April 4, 2007

(Note 3) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

Item 25 Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Lance A. Warrick	Vice President, General Counsel, and Secretary
David A. Golino	Senior Vice President and Chief Financial Officer
Miles Mei	Treasurer
Felicia F. Tierney	Vice President, Human Resources

Robert K. Leach	Appointed Actuary
Robert G. Regan	Chief Risk Officer

Maryann P. Crews	Illustration Actuary
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Joshua M. Deakin	Vice President, Client Services

The address for each of the persons named in Item 25 is 100 Salem Street, Smithfield, RI 02917

Item 26 Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27 Number of Contract Owners.

On March 29, 2018 there were 5,805 Qualified Contracts and 855 Non-Qualified Contracts.

Item 28 Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President

Kevin M. Barry	Director
David Canter	Director
Kathleen Murphy	Director
Jeffrey Devolder	Chief Financial Officer
Richard Lyons	Senior Vice President and Treasurer

David Forman	Secretary and Chief Legal Officer
Norman Ashkenas	Chief Compliance Officer
Peter D. Stahl	Assistant Secretary

Eric C. Green	Assistant Treasurer

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

(c)  $0.00

Item 30 Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, RI 02917.

Item 31 Management Services - Not applicable

Item 32 Undertakings

(a)           Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)           Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)           Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)           Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)           Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 27th day of April, 2018.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2018.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Rodney R. Rhoda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
)
/s/ *		)
Malcolm MacKay	Director	)
)

/s/ *		)By:	/s/ Lance A. Warrick
Floyd L. Smith	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Nancy D. Prior	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)
/s/ *		)
Jane P. Jamieson	Director